UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal St. Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2010

Date of reporting period: March 31, 2010

Item 1.	Reports to Stockholders.

SEI Asset Allocation Trust

Annual Report as of March 31, 2010

Diversified Conservative Income Fund

Diversified Conservative Fund

Diversified Global Moderate Growth Fund

Diversified Moderate Growth Fund

Diversified Global Growth Fund

Diversified Global Stock Fund

Diversified U.S. Stock Fund

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

Management’s Discussion and Analysis of Fund Performance	1

Schedules of Investments	39

Statements of Assets and Liabilities	58

Statements of Operations	64

Statements of Changes in Net Assets	70

Financial Highlights	76

Notes to Financial Statements	81

Report of Independent Registered Public Accounting Firm	89

Trustees and Officers of the Trust	90

Disclosure of Fund Expenses	93

Board of Trustees’ Considerations in Approving the Advisory Agreement	95

Notice to Shareholders	97

Supplemental Financial Information: SIMT Large Cap Fund Summary Schedule of Investments as of 3/31/10 (unaudited) Statement of Assets and Liabilities as of 3/31/10 (unaudited)	98 100

The Trust files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1 800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified Conservative Income Fund

I. Objective

The Diversified Conservative Income Fund (the “Fund”) seeks to provide current income and an opportunity for capital appreciation through limited participation in the domestic equity markets.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Diversified Conservative Income Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index, returning 19.18% versus the Index return of 8.30%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified Conservative Income Fund (Concluded)

V. Fund Attribution

One of the primary determinants of performance was the Fund’s largest holding, the SIMT U.S. Fixed Income Fund, Class A, which gained 21.79% for the year. The Fund’s largest equity component, the SIMT Large Cap Diversified Alpha Fund, Class A, returned 35.22% in the six months ended September 30, 2009. At that point, the SIMT Large Cap Diversified Alpha Fund, Class A was replaced by the SIMT Large Cap Fund, Class A, which appreciated 11.12% over the six months ended March 31, 2010. Small-cap stocks also appreciated significantly over the past fiscal year, although they have a relatively small weight in the overall Fund. The SIMT Small Cap Value Fund, Class A climbed 49.20%, the SIMT Small Cap Growth Fund, Class A rose 44.32% and the SIMT Small-Mid Cap Diversified Alpha Fund, Class A increased 44.86% in the six months ended September 30, 2009. At that point, small-cap exposure was combined into the SIMT Small Cap Fund, Class A, which appreciated 12.24% over the six months ended March 31, 2010. The Fund’s money market exposure tempered overall performance, with the SLAT Prime Obligation Fund, Class A returning 0.05%.

Diversified Conservative Income Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Diversified Conservative Income Fund, Class A	19.18%	0.32%	2.73%	3.10%	5.08%
Diversified Conservative Income Fund, Class D	18.03%	(0.68)%	1.69%	2.07%	4.06%
Diversified Conservative Income Fund, Class I†	18.81%	0.07%	2.46%	2.89%	3.38%

Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class A, versus the Barclays Capital U.S. Aggregate Bond Index and the 25/55/20 Blended Benchmark*

Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class D, versus the Barclays Capital U.S. Aggregate Bond Index and the 25/55/20 Blended Benchmark*

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning June 21, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

†	Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

*	These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The 25/55/20 Blended Benchmark consists of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Merrill Lynch 3-month U.S. Treasury Bill Index.

2	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified Conservative Fund

I. Objective

The Diversified Conservative Fund (the “Fund”) seeks to provide current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Diversified Conservative Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index, returning 27.51% versus the Index return of 8.30%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified Conservative Fund (Concluded)

V. Fund Attribution

One of the primary determinants of performance was the Fund’s largest holding, the SIMT U.S. Fixed Income Fund, Class A, which gained 21.79% for the year. The Fund’s largest equity component, the SIMT Large Cap Diversified Alpha Fund, Class A returned 35.22% in the six months ended September 30, 2009. At that point, the SIMT Large Cap Diversified Alpha Fund, Class A was replaced by the SIMT Large Cap Fund, Class A, which appreciated 11.12% over the six months ended March 31, 2010. Small-cap stocks also appreciated significantly over the past fiscal year, although they have a relatively small weight in the overall Fund. The SIMT Small Cap Value Fund, Class A climbed 49.20%, the SIMT Small Cap Growth Fund, Class A rose 44.32% and the SIMT Small-Mid Cap Diversified Alpha Fund, Class A increased 44.86% in the six months ended September 30, 2009. At that point, small-cap exposure was combined into the SIMT Small Cap Fund, Class A, which appreciated 12.24% over the six months ended March 31, 2010. The Fund’s international exposure, represented by the SIT International Equity Fund, Class A, was a positive factor for performance, returning 49.82%.

Diversified Conservative Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Diversified Conservative Fund, Class A	27.51%	(1.54)%	2.36%	2.33%	5.04%
Diversified Conservative Fund, Class D	26.24%	(2.52)%	1.33%	1.31%	3.95%
Diversified Conservative Fund, Class I†	27.24%	(1.78)%	2.11%	2.14%	3.70%

Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class A, versus the Barclays Capital U.S. Aggregate Bond Index and the 32/8/60 Blended Benchmark*

Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class D, versus the Barclays Capital U.S. Aggregate Bond Index and the 32/8/60 Blended Benchmark*

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 26, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

†	Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

*	These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The 32/8/60 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Barclays Capital U.S. Aggregate Bond Index.

4	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified Global Moderate Growth Fund

I. Objective

The Diversified Global Moderate Growth Fund (the “Fund”) seeks to provide long-term capital appreciation through participation in the domestic and global equity markets with a limited level of current income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Diversified Global Moderate Growth Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index, returning 39.13% versus the Index return of 8.30%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified Global Moderate Growth Fund (Concluded)

V. Fund Attribution

One of the primary determinants of performance was the Fund’s second-largest holding, the SIMT U.S. Fixed Income Fund, Class A, which gained 21.79% for the year. The Fund’s largest component, the SIMT Large Cap Diversified Alpha Fund, Class A, returned 35.22% in the six months ended September 30, 2009. At that point, the SIMT Large Cap Diversified Alpha Fund, Class A was replaced by the SIMT Large Cap Fund, Class A, which appreciated 11.12% over the six months ended March 31, 2010. Small-cap stocks also appreciated significantly over the past fiscal year, although they have a relatively small weight in the overall Fund. The SIMT Small Cap Value Fund, Class A climbed 49.20%, the SIMT Small Cap Growth Fund, Class A rose 44.32% and the SIMT Small-Mid Cap Diversified Alpha Fund, Class A increased 44.86% in the six months ended September 30, 2009. At that point, small-cap exposure was combined into the SIMT Small Cap Fund, Class A, which appreciated 12.24% over the six months ended March 31, 2010. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, Class A, was a positive factor for performance, returning 49.82%, as was exposure to emerging-markets equity, with the SIT Emerging Market Equity Fund, Class A advancing 80.10%.

The Fund’s allocations to high-yield and emerging-market debt also experienced significant improvement. The SIMT High Yield Bond Fund, Class A returned 61.86% for the fiscal year ended March 31, 2010, and the SIT Emerging Markets Debt Fund, Class A advanced 42.50%.

Diversified Global Moderate Growth Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Diversified Global Moderate Growth Fund, Class A	39.13%	(3.76)%	2.09%	1.37%	4.58%
Diversified Global Moderate Growth Fund, Class D	37.65%	(4.73)%	1.06%	0.35%	3.51%
Diversified Global Moderate Growth Fund, Class I†	38.61%	(4.01)%	1.83%	1.16%	4.08%

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class A, versus the Barclays Capital U.S. Aggregate Bond Index and the 45/15/40 Blended Benchmark*

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class D, versus the Barclays Capital U.S. Aggregate Bond Index and the 45/15/40 Blended Benchmark*

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 13, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

†	Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

*	These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The 45/15/40 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Barclays Capital U.S. Aggregate Bond Index.

6	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified Moderate Growth Fund

I. Objective

The Diversified Moderate Growth Fund (the “Fund”) seeks to provide long-term capital appreciation with a limited level of current income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Diversified Moderate Growth Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index, returning 35.22% versus the Index return of 8.30%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified Moderate Growth Fund (Concluded)

V. Fund Attribution

One of the primary determinants of performance was the Fund’s second largest holding, the SIMT U.S. Fixed Income Fund, Class A, which gained 21.79% for the year. The Fund’s largest component, the SIMT Large Cap Diversified Alpha Fund, Class A, returned 35.22% in the six months ended September 30, 2009. At that point, the SIMT Large Cap Diversified Alpha Fund, Class A was replaced by the SIMT Large Cap Fund, Class A, which appreciated 11.12% over the six months ended March 31, 2010. Small-cap stocks also appreciated significantly over the past fiscal year, although they have a relatively small weight in the overall Fund. The SIMT Small Cap Value Fund, Class A climbed 49.20%, the SIMT Small Cap Growth Fund, Class A rose 44.32% and the SIMT Small-Mid Cap Diversified Alpha Fund, Class A increased 44.86% in the six months ended September 30, 2009. At that point, small-cap exposure was combined into the SIMT Small Cap Fund, Class A, which appreciated 12.24% over the six months ended March 31, 2010. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, Class A, was a positive factor for performance, returning 49.82%.

Diversified Moderate Growth Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Diversified Moderate Growth Fund, Class A	35.22%	(4.00)%	1.60%	0.87%	4.70%
Diversified Moderate Growth Fund, Class D	33.92%	(4.95)%	0.58%	(0.13)%	3.64%
Diversified Moderate Growth Fund, Class I†	34.89%	(4.22)%	1.35%	0.68%	3.36%

Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class A, versus the Barclays Capital U.S. Aggregate Bond Index and the 48/12/40 Blended Benchmark*

Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class D, versus the Barclays Capital U.S. Aggregate Bond Index and the 48/12/40 Blended Benchmark*

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 10, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

†	Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

*	These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The 48/12/40 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Barclays Capital U.S. Aggregate Bond Index.

8	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified Global Growth Fund

I. Objective

The Diversified Global Growth Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Diversified Global Growth Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index, returning 45.72% versus the Index return of 8.30%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified Global Growth Fund (Concluded)

V. Fund Attribution

The Fund’s largest component, the SIMT Large Cap Diversified Alpha Fund, Class A, returned 35.22% in the six months ended September 30, 2009. At that point, the SIMT Large Cap Diversified Alpha Fund, Class A was replaced by the SIMT Large Cap Fund, Class A, which appreciated 11.12% over the six months ended March 31, 2010. Small-cap stocks also appreciated significantly over the past fiscal year, although they have a relatively smaller weight in the overall Fund. The SIMT Small Cap Value Fund, Class A climbed 49.20%, the SIMT Small Cap Growth Fund, Class A rose 44.32% and the SIMT Small-Mid Cap Diversified Alpha Fund, Class A increased 44.86% in the six months ended September 30, 2009. At that point, small cap exposure was combined into the SIMT Small Cap Fund, Class A, which appreciated 12.24% over the six months ended March 31, 2010. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, Class A, was a positive factor for performance, returning 49.82%, as was exposure to emerging-markets equity, with the SIT Emerging Market Equity Fund, Class A advancing 80.10%.

Fixed-income investments experienced significant improvement as well. The Fund’s third-largest holding is the SIMT U.S. Fixed Income Fund, Class A, which gained 21.79% for the year. The SIMT High Yield Bond Fund, Class A returned 61.86% for the fiscal year ended March 31, 2010, and the SIT Emerging Markets Debt Fund, Class A advanced 42.50%.

Diversified Global Growth Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Diversified Global Growth Fund, Class A	45.72%	(6.40)%	1.12%	(0.25)%	4.26%
Diversified Global Growth Fund, Class D	44.19%	(7.37)%	0.10%	(1.25)%	3.17%
Diversified Global Growth Fund, Class I†	45.29%	(6.66)%	0.85%	(0.45)%	4.57%

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class A, versus the Barclays Capital U.S. Aggregate Bond Index and the 60/20/20 Blended Benchmark*

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class D, versus the Barclays Capital U.S. Aggregate Bond Index and the 60/20/20 Blended Benchmark*

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

†	Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

*	These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The 60/20/20 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Barclays Capital U.S. Aggregate Bond Index.

10	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified Global Stock Fund

I. Objective

The Diversified Global Stock Fund (the “Fund) seeks to provide long-term capital appreciation through a diversified global equity strategy.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Diversified Global Stock Fund, Class A, outperformed the S&P 500 Index, returning 51.79% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified Global Stock Fund (Concluded)

V. Fund Attribution

The Fund’s largest component, the SIMT Large Cap Diversified Alpha Fund, Class A, returned 35.22% in the six months ended September 30, 2009. At that point, the SIMT Large Cap Diversified Alpha Fund, Class A was replaced by the SIMT Large Cap Fund, Class A, which appreciated 11.12% over the six months ended March 31, 2010. The SIMT Small Cap Value Fund, Class A climbed 49.20%, the SIMT Small Cap Growth Fund, Class A rose 44.32% and the SIMT Small-Mid Cap Diversified Alpha Fund, Class A increased 44.86% in the six months ended September 30, 2009. At that point, small-cap exposure was combined into the SIMT Small Cap Fund, Class A, which appreciated 12.24% over the six months ended March 31, 2010. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, Class A, was a positive factor for performance, returning 49.82%, as was exposure to emerging-markets equity, with the SIT Emerging Market Equity Fund, Class A advancing 80.10%.

Diversified Global Stock Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Diversified Global Stock Fund, Class A	51.79%	(9.09)%	0.02%	(1.97)%	3.06%
Diversified Global Stock Fund, Class D	50.29%	(9.99)%	(0.99)%	(2.96)%	2.02%
Diversified Global Stock Fund, Class I†	51.32%	(9.30)%	(0.23)%	(2.16)%	4.02%

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class A, versus the S&P 500 Index and the 75/25 Blended Benchmark*

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class D, versus the S&P 500 Index and the 75/25 Blended Benchmark*

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 9, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

†	Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

*	These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

**	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund has changed primary benchmarks from the MSCI EAFE Index to the S&P 500 Index because it more accurately reflects the investment strategy of the Fund.

***	The 75/25 Blended Benchmark consists of the S&P 500 Index and the MSCI EAFE Index.

12	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified U.S. Stock Fund

I. Objective

The Diversified U.S. Stock Fund (the “Fund”) seeks long-term capital appreciation through a diversified domestic equity strategy.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Diversified U.S. Stock Fund, Class A, outperformed the S&P 500 Index, returning 51.12% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Diversified U.S. Stock Fund (Concluded)

V. Fund Attribution

The Fund’s largest component, the SIMT Large Cap Diversified Alpha Fund, Class A, returned 35.22% in the six months ended September 30, 2009. At that point, the SIMT Large Cap Diversified Alpha Fund, Class A was replaced by the SIMT Large Cap Fund, Class A, which appreciated 11.12% over the six months ended March 31, 2010. The SIMT Small Cap Value Fund, Class A climbed 49.20%, the SIMT Small Cap Growth Fund, Class A rose 44.32% and the SIMT Small-Mid Cap Diversified Alpha Fund, Class A increased 44.86% in the six months ended September 30, 2009. At that point, small-cap exposure was combined into the SIMT Small Cap Fund, Class A, which appreciated 12.24% over the six months ended March 31, 2010.

Diversified U.S. Stock Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Diversified U.S. Stock Fund, Class A	51.12%	(8.29)%	(0.34)%	(2.14)%	4.33%
Diversified U.S. Stock Fund, Class D	49.69%	(9.22)%	(1.33)%	(3.13)%	3.24%
Diversified U.S. Stock Fund, Class I†	50.81%	(8.53)%	(0.59)%	(2.33)%	3.79%

Comparison of Change in the Value of a $150,000 Investment in the Diversified U.S. Stock Fund, Class A, versus the S&P 500 Index*

Comparison of Change in the Value of a $150,000 Investment in the Diversified U.S. Stock Fund, Class D, versus the S&P 500 Index*

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning May 13, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

†	Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

*	These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

**	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

14	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Defensive Strategy Fund

I. Objective

The Defensive Strategy Fund (the “Fund”) seeks to manage the risk of loss while providing current income and the opportunity for limited capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Defensive Strategy Fund, Class A, underperformed the S&P 500 Index, returning 5.40% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Defensive Strategy Fund (Concluded)

V. Fund Attribution

The strategy’s performance was muted by its largest position, the SLAT Prime Obligation Fund, Class A, which returned 0.05%. The Fund’s exposure to the money market component was reduced during the year. In July, the SIMT Real Return Fund, Class A was introduced into the Defensive Strategy Fund, returning 5.01% for the nine months ended March 31, 2010. In October, the SDIT Short-Duration Government Fund, Class A was introduced into the Strategy as its second-largest component, returning 1.83% over the six months ended March 31, 2010. The Fund’s third-largest holding is the SIMT U.S. Fixed Income Fund, Class A, which gained 21.79% for the year ended March 31, 2010. Other fixed-income components include the SIMT High Yield Bond Fund, Class A, returning 61.86%, and the SIMT Enhanced Income Fund, Class A, recording a 20.52% advance. Allocations to focused-equity products enhanced the performance of the strategy. The SIMT Global Managed Volatility Fund, Class A gained 21.44%, and the SIMT U.S. Managed Volatility Fund, Class A advanced 37.03%.

Defensive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Defensive Strategy Fund, Class A	5.40%	(1.63)%	1.71%	2.34%
Defensive Strategy Fund, Class I2	4.60%	(1.98)%	1.36%	2.24%

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Merrill 3-Month U.S. Treasury Bill Index

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Class I shares have not been marketed and have a limited number of shares outstanding. Certain total returns in Class I exceed Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

16	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Defensive Strategy Allocation Fund

I. Objective

The Defensive Strategy Allocation Fund (the “Fund”) seeks to generate investment income while providing the opportunity for capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Defensive Strategy Allocation Fund, Class A, outperformed the S&P 500 Index, returning 60.22% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Defensive Strategy Allocation Fund (Concluded)

V. Fund Attribution

Performance benefited from the Fund’s allocation to the SIMT Real Estate Fund, Class A, which returned 107.79%, and to the SIMT High Yield Bond Fund, Class A, which returned 61.86% for the fiscal year ended March 31, 2010. The SIMT U.S. Managed Volatility Fund, Class A registered a 37.03% gain.

Defensive Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Defensive Strategy Allocation Fund, Class A	60.22%	(2.37)%	4.05%	4.00%

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

18	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Conservative Strategy Fund

I. Objective:

The Conservative Strategy Fund (the “Fund”) seeks to manage the risk of loss while providing the opportunity for modest capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Conservative Strategy Fund, Class A, underperformed the S&P 500 Index, returning 18.35% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	19

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Conservative Strategy Fund (Concluded)

V. Fund Attribution

The strategy’s performance was muted by its largest position, the SLAT Prime Obligation Fund, Class A, which returned 0.05%. The Fund’s exposure to the money market component was reduced during the year. In July, the SIMT Real Return Fund, Class A was introduced into the Defensive Strategy Fund, Class A, returning 5.01% for the nine months ended March 31, 2010. In October, the SDIT Short-Duration Government Fund, Class A was introduced into the Strategy, returning 1.83% over the six months ended March 31, 2010. Also introduced in October was a small position in SIMT Large Cap Fund, Class A, which appreciated 11.12% over the six months ended March 31, 2010.

The Fund’s second-largest holding is the SDIT Ultra Short Bond Fund, Class A, which gained 14.01% for the year ended March 31, 2010. Other fixed-income components include the SIMT High Yield Bond Fund, Class A, returning 61.86%, the SIMT U.S. Fixed Income Fund, Class A, gaining 21.79%, and the SIMT Enhanced Income Fund, Class A, recording a 20.52% advance.

The SIMT U.S. Managed Volatility Fund, Class A advanced 37.03%, and a small allocation to the SIMT Real Estate Fund, Class A returned 107.79%.

Conservative Strategy Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Conservative Strategy Fund, Class A	18.35%	(3.21)%	1.61%	2.74%
Conservative Strategy Fund, Class I2	18.05%	(3.43)%	1.41%	2.78%

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

20	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Conservative Strategy Allocation Fund

I. Objective

The Conservative Strategy Allocation Fund (the “Fund”) seeks to generate investment income while providing the opportunity for capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Conservative Strategy Allocation Fund, Class A, outperformed the S&P 500 Index, returning 59.74% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	21

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Conservative Strategy Allocation Fund (Concluded)

V. Fund Attribution

Performance benefited from the Fund’s allocation to the SIMT Real Estate Fund, Class A, which returned 107.79%, and to the SIMT High Yield Bond Fund, Class A, which returned 61.86% for the fiscal year ended March 31, 2010. The SIMT U.S. Managed Volatility Fund, Class A, the largest component of the strategy, registered a 37.03% gain.

Conservative Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Conservative Strategy Allocation Fund, Class A	59.74%	(2.52)%	4.24%	4.86%

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

22	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Moderate Strategy Fund

I. Objective

The Moderate Strategy Fund (the “Fund”) seeks to provide capital appreciation while managing the risk of loss.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Moderate Strategy Fund, Class A, underperformed the S&P 500 Index, returning 32.56% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2009	23

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Moderate Strategy Fund (Concluded)

V. Fund Attribution

The largest component of the Fund, the SIMT U.S. Fixed Income Fund, Class A, gained 21.79%. The SIMT High Yield Bond Fund, Class A advanced 61.86% over the fiscal year ended March 31, 2010. The SIMT Enhanced Income Fund, Class A gained 20.52%. In July, the SIMT Real Return Fund, Class A was introduced into the Fund, returning 5.01% for the nine months ended March 31, 2010. In October, the SDIT Short-Duration Government Fund, Class A was introduced into the Strategy, returning 1.83% over the six months ended March 31, 2010.

Among equity components, the SIMT U.S. Managed Volatility Fund, Class A returned 37.03% and the SIMT Global Managed Volatility Fund, Class A increased 21.44%. Performance also benefited from the Fund’s allocation to the SIMT Real Estate Fund, Class A, which returned 107.79%. The SIMT Large Cap Value Fund, Class A advanced 35.23%, and the SIMT Large Cap Growth Fund, Class A gained 31.73% in the six months ended September 30, 2009; in October, these two funds were replaced by the SIMT Large Cap Fund, Class A, which appreciated 11.12% over the six months ended March 31, 2010.

Moderate Strategy Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Moderate Strategy Fund, Class A	32.56%	(3.03)%	2.24%	3.82%
Moderate Strategy Fund, Class I2	32.18%	(3.26)%	2.15%	3.96%

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

****	The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

24	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Moderate Strategy Allocation Fund

I. Objective

The Moderate Strategy Allocation Fund (the “Fund”) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Moderate Strategy Allocation Fund, Class A, outperformed the S&P 500 Index, returning 50.78% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	25

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Moderate Strategy Allocation Fund (Concluded)

V. Fund Attribution

Performance benefited from the Fund’s allocation to the SIMT Real Estate Fund, Class A, which returned 107.79%, and to the SIMT High Yield Bond Fund, Class A, which returned 61.86% for the fiscal year ended March 31, 2010. The SIMT U.S. Managed Volatility Fund, Class A, the largest component of the strategy, registered a 37.03% gain. The SIMT Tax-Managed Large Cap Fund, Class A gained 50.73%. An allocation to the SIT International Equity Fund, Class A also was a positive factor, returning 49.82%.

Moderate Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Moderate Strategy Allocation Fund, Class A	50.78%	(3.71)%	3.11%	4.23%

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.
***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

26	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Aggressive Strategy Fund

I. Objective

The Aggressive Strategy Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Aggressive Strategy Fund, Class A, outperformed the S&P 500 Index, returning 52.97% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2009	27

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Aggressive Strategy Fund (Concluded)

V. Fund Attribution

The Fund’s largest component, the SIMT Large Cap Diversified Alpha Fund, Class A, returned 35.22% in the six months ended September 30, 2009. At that point, the SIMT Large Cap Diversified Alpha Fund, Class A was replaced by the SIMT Large Cap Fund, Class A, which appreciated 11.12% over the six months ended March 31, 2010. Small-cap stocks also appreciated significantly over the past fiscal year, although they have a relatively smaller weight in the overall Fund. The SIMT Small Cap Value Fund, Class A climbed 49.20%, the SIMT Small Cap Growth Fund, Class A rose 44.32% and the SIMT Small-Mid Cap Diversified Alpha Fund, Class A increased 44.86% in the six months ended September 30, 2009. At that point, small-cap exposure was combined into the SIMT Small Cap Fund, Class A, which appreciated 12.24% over the six months ended March 31, 2010. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, Class A, was a positive factor for performance, returning 49.82%, as was exposure to emerging markets, with the SIT Emerging Markets Debt Fund, Class A returning 42.50% and the SIT Emerging Market Equity Fund, Class A advancing 80.10%. A small position in the SIMT U.S. Fixed Income Fund, Class A was introduced in August, leading to a return of 8.42% over the period ending March 31, 2010.

Aggressive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Aggressive Strategy Fund, Class A	52.97%	(6.02)%	1.81%	4.01%
Aggressive Strategy Fund, Class I	52.61%	(6.27)%	1.47%	3.61%

Comparison of Change in the Value of a $100,000 Investment in the Aggressive Strategy Fund, Class A and Class I, versus the S&P 500 Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

28	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Tax-Managed Aggressive Strategy Fund

I. Objective

The Tax-Managed Aggressive Strategy Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Tax-Managed Aggressive Strategy Fund, Class A, outperformed the S&P 500 Index, returning 53.66% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	29

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Tax-Managed Aggressive Strategy Fund (Concluded)

V. Fund Attribution

The Fund’s largest component, the SIMT Tax Managed Large Cap Fund, Class A, gained 50.73%. Small-cap stocks also experienced positive returns, and the allocation to the SIMT Tax Managed Small Cap Fund, Class A enhanced performance, rising 64.76%.

Performance also benefited from the Fund’s to the SIMT High Yield Bond Fund, Class A, which returned 61.86% for the fiscal year ended March 31, 2010. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, Class A, was a positive factor for performance, returning 49.82%, as was exposure to emerging markets, with the SIT Emerging Markets Debt Fund, Class A returning 42.50% and the SIT Emerging Market Equity Fund, Class A advancing 80.10%.

Tax-Managed Aggressive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Tax-Managed Aggressive Strategy Fund, Class A	53.66%	(4.78)%	2.33%	4.44%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Aggressive Strategy Fund, Class A, versus the S&P 500 Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
**	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

30	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Core Market Strategy Fund

I. Objective

The Core Market Strategy Fund (the “Fund”) seeks to provide capital appreciation while maintaining broad equity and fixed income market participation.

II. Investment In Underlying Sei Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Core Market Strategy Fund, Class A, underperformed the S&P 500 Index, returning 32.15% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2009	31

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Core Market Strategy Fund (Concluded)

V. Fund Attribution

The largest component of the Fund, the SIMT U.S. Fixed Income Fund, Class A, gained 21.79%. The SIMT High Yield Bond Fund, Class A advanced 61.86% over the fiscal year ended March 31, 2010. Allocations to equities also enhanced performance. The Fund’s largest equity component, the SIMT Large Cap Diversified Alpha Fund, Class A, returned 35.22% in the six months ended September 30, 2009. At that point, the SIMT Large Cap Diversified Alpha Fund, Class A, was replaced by the SIMT Large Cap Fund, Class A, which appreciated 11.12% over the six months ended March 31, 2010. Small-cap stocks also appreciated significantly over the past fiscal year, although they have a relatively smaller weight in the overall Fund. The SIMT Small Cap Value Fund, Class A climbed 49.20%, the SIMT Small Cap Growth Fund, Class A rose 44.32% and the SIMT Small-Mid Cap Diversified Alpha Fund, Class A increased 44.86% in the six months ended September 30, 2009. At that point, small-cap exposure was combined into the SIMT Small Cap Fund, Class A, which appreciated 12.24% over the six months ended March 31, 2010. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, Class A, was a positive factor for performance, returning 49.82%, as was exposure to emerging markets, with the SIT Emerging Markets Debt Fund, Class A returning 42.50% and the SIT Emerging Market Equity Fund, Class A advancing 80.10%.

Core Market Strategy Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Core Market Strategy Fund, Class A	32.15%	(1.12)%	3.01%	4.03%
Core Market Strategy Fund, Class I2	32.84%	(0.97)%	3.27%	4.47%

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Class I shares have not been marketed and have a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

32	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Core Market Strategy Allocation Fund

I. Objective

The Core Market Strategy Allocation Fund (the “Fund”) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT) and SEI Institutional International Trust (SIT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Core Market Strategy Allocation Fund, Class A, outperformed the S&P 500 Index, returning 53.70% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	33

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Core Market Strategy Allocation Fund (Concluded)

V. Fund Attribution

The strategy’s largest component, the SIMT Tax Managed Large Cap Fund, Class A, gained 50.73%. Small-cap stocks also experienced positive returns, and the allocation to the SIMT Tax Managed Small Cap Fund, Class A enhanced performance, rising 64.76%.

Performance also benefited from the Fund’s allocation to the SIMT High Yield Bond Fund, Class A, which returned 61.86% for the fiscal year ended March 31, 2010. The Fund’s developed market international exposure, represented by the SIT International Equity Fund, Class A, was a positive factor for performance, returning 49.82%, as was exposure to emerging markets, with the SIT Emerging Markets Debt Fund, Class A returning 42.50% and the SIT Emerging Market Equity Fund, Class A advancing 80.10%.

Core Market Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Core Market Strategy Allocation Fund, Class A	53.70%	(5.38)%	1.93%	3.22%

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

34	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Market Growth Strategy Fund

I. Objective

The Market Growth Strategy Fund (the “Fund”) seeks to provide capital appreciation while maintaining broad equity and fixed income market participation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Market Growth Strategy Fund, Class A, outperformed the S&P 500 Index, returning 42.56% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2009	35

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Market Growth Strategy Fund (Concluded)

V. Fund Attribution

The Fund’s largest component, the SIMT Large Cap Diversified Alpha Fund, Class A, returned 35.22% in the six months ended September 30, 2009. At that point, the SIMT Large Cap Diversified Alpha Fund, Class A was replaced by the SIMT Large Cap Fund, Class A, which appreciated 11.12% over the six months ended March 31, 2010. Small-cap stocks also appreciated significantly over the past fiscal year, although they have a relatively smaller weight in the overall Fund. The SIMT Small Cap Value Fund, Class A climbed 49.20%, the Small Cap Growth Fund, Class A rose 44.32% and the SIMT Small-Mid Cap Diversified Alpha Fund, Class A increased 44.86% in the six months ended September 30, 2009. At that point, small-cap exposure was combined into the SIMT Small Cap Fund, Class A, which appreciated 12.24% over the six months ended March 31, 2010. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, Class A, was a positive factor for performance, returning 49.82%, as was exposure to emerging markets, with the SIT Emerging Markets Debt Fund, Class A returning 42.50% and the SIT Emerging Market Equity Fund, Class A advancing 80.10%. The second-largest component of the Fund, the SIMT U.S. Fixed Income Fund, Class A, gained 21.79%. Performance also benefited from the Fund’s exposure to the SIMT High Yield Bond Fund, Class A, which returned 61.86% for the fiscal year ended March 31, 2010.

Market Growth Strategy Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Market Growth Strategy Fund, Class A	42.56%	(3.52)%	2.45%	3.92%
Market Growth Strategy Fund, Class I2	42.07%	(3.75)%	2.44%	3.65%

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

36	SEI Asset Allocation Trust / Annual Report / March 31, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Market Growth Strategy Allocation Fund

I. Objective

The Market Growth Strategy Allocation Fund (the “Fund”) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets have recovered strongly over the fiscal year ended March 31, 2010 as investors responded to signs of global economic recovery and a return to stability for the financial systems of major developed countries. Although concerns remain regarding inflation and sluggish growth, economic recovery is well established in emerging economies such as China, India and Brazil and progressing at a solid pace in North America and Japan. Economic activity is more varied in Europe, however, with France and Germany as the primary drivers, while Greece and other heavily-indebted countries are still mired in recession.

Early 2009 generally marked the low point for many markets and asset classes. For much of the year, performance was led by the most volatile asset classes (e.g. emerging markets and lower-quality equity and debt issues), the same types of assets that bore the brunt of the decline during the market collapse of late 2008/early 2009. U.S. Treasury bonds and the U.S. dollar, by contrast, were generally poor performers as investor risk appetite increased.

Accommodative monetary and fiscal policies were aggressively pursued globally through 2009 in an effort to jump-start economic activity and combat the reduction in private-sector borrowing and lending. During the early months of 2010, however, some countries began to increase interest rates and tighten their fiscal stances. In some cases (such as Australia, India and China), the move toward restraint reflects an effort to rein in very rapid economic growth and the emergence of inflationary pressure. In others (notably Greece), it is a response to a loss of investor confidence.

Commodity prices have recovered from recession lows. Oil prices and industrial metals have experienced especially sharp improvements due to a turnaround in trade flows and strong demand from emerging markets.

In the U.S. equity markets, large-cap and small-cap stocks both experienced significant gains. Small-cap stocks performed especially well during the first few months of recovery, which is typical. More recently, small-cap stocks have again been leading their large-cap counterparts. Real estate investment trusts (REITs) also recovered sharply over the past year, even though real estate fundamentals remain weak.

Emerging equity markets outperformed developed markets over the past fiscal year. Emerging market economies have recovered more rapidly thus far. Measures of fiscal strength, such as debt-to-GDP and fiscal deficits as a percentage of GDP, are much lower compared to the major developed countries.

In the credit markets, high-yield and emerging-market debt posted strong improvements, reflecting better fundamental factors and increased investor risk appetite. Emerging-market debt spreads relative to U.S. Treasuries have reached and, in some cases, have fallen below the levels reached in 2008. Corporate investment-grade credit has also recovered, although relative improvement has not been as sharp as it has been for riskier, more volatile fixed-income investments.

IV. Return vs. Benchmark

For the year ended March 31, 2010, the Market Growth Strategy Allocation Fund, Class A, outperformed the S&P 500 Index, returning 53.65% versus the Index return of 38.84%.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	37

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010 (Unaudited)

Market Growth Strategy Allocation Fund (Concluded)

V. Fund Attribution

The strategy’s largest component, the SIMT Tax Managed Large Cap Fund, Class A, gained 50.73%. Small-cap stocks also experienced positive returns, and the allocation to the SIMT Tax Managed Small Cap Fund, Class A enhanced performance, rising 64.76%.

Performance also benefited from the Fund’s allocation to the SIMT High Yield Bond Fund, Class A, which returned 61.86% for the fiscal year ended March 31, 2010. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, Class A, was a positive factor for performance, returning 49.82%, as was exposure to emerging markets, with the SIT Emerging Markets Debt Fund, Class A returning 42.50% and the SIT Emerging Market Equity Fund, Class A advancing 80.10%.

Market Growth Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Market Growth Strategy Allocation Fund, Class A	53.65%	(4.79)%	2.27%	3.81%

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2010. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

38	SEI Asset Allocation Trust / Annual Report / March 31, 2010

SCHEDULE OF INVESTMENTS

Diversified Conservative Income Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 101.7%

FIXED INCOME FUND — 55.2%
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A*	2,255,569	$23,323

Total Fixed Income Fund (Cost $22,609) ($ Thousands)		23,323

EQUITY FUNDS — 24.9%
SEI Institutional Managed Trust Large Cap Fund, Class A	852,567	9,387
SEI Institutional Managed Trust Small Cap Fund, Class A	100,201	1,122

Total Equity Funds (Cost $9,348) ($ Thousands)		10,509

MONEY MARKET FUND (A) — 21.6%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	9,118,371	9,118

Total Money Market Fund (Cost $9,118) ($ Thousands)		9,118

Total Investments — 101.7% (Cost $41,075) ($ Thousands)		$42,950

Percentages are based on Net Assets of $42,224 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	39

SCHEDULE OF INVESTMENTS

Diversified Conservative Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.7%

FIXED INCOME FUND — 59.3%
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A*	2,666,633	$27,573

Total Fixed Income Fund (Cost $26,717) ($ Thousands)		27,573

EQUITY FUNDS — 39.9%
SEI Institutional International Trust International Equity Fund, Class A**	457,668	3,730
SEI Institutional Managed Trust Large Cap Fund, Class A	1,202,567	13,240
SEI Institutional Managed Trust Small Cap Fund, Class A	141,309	1,583

Total Equity Funds (Cost $16,866) ($ Thousands)		18,553

MONEY MARKET FUND (A) — 1.5%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	711,929	712

Total Money Market Fund (Cost $712) ($ Thousands)		712

Total Investments — 100.7% (Cost $44,295) ($ Thousands)		$46,838

Percentages are based on Net Assets of $46,528 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	Non-income producing fund

The accompanying notes are an integral part of the financial statements.

40	SEI Asset Allocation Trust / Annual Report / March 31, 2010

SCHEDULE OF INVESTMENTS

Diversified Global Moderate Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 101.4%

EQUITY FUNDS — 60.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	117,563	$1,249
SEI Institutional International Trust International Equity Fund, Class A*	2,160,520	17,608
SEI Institutional Managed Trust Large Cap Fund, Class A	4,562,415	50,232
SEI Institutional Managed Trust Small Cap Fund, Class A	535,699	6,000

Total Equity Funds (Cost $66,247) ($ Thousands)		75,089

FIXED INCOME FUNDS — 39.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	121,305	1,265
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,064,135	7,577
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	3,901,485	40,341

Total Fixed Income Funds (Cost $46,789) ($ Thousands)		49,183

MONEY MARKET FUND (A) — 2.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	2,562,193	2,562

Total Money Market Fund (Cost $2,562) ($ Thousands)		2,562

Total Investments — 101.4% (Cost $115,598) ($ Thousands)		$126,834

Percentages are based on Net Assets of $125,083 ($ Thousands).

*	Non-income producing fund

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	41

SCHEDULE OF INVESTMENTS

Diversified Moderate Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.3%

EQUITY FUNDS — 59.9%
SEI Institutional International Trust International Equity Fund, Class A*	1,151,948	$9,389
SEI Institutional Managed Trust Large Cap Fund, Class A	3,026,263	33,319
SEI Institutional Managed Trust Small Cap Fund, Class A	355,968	3,987

Total Equity Funds (Cost $44,126) ($ Thousands)		46,695

FIXED INCOME FUND — 39.2%
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,957,816	30,584

Total Fixed Income Fund (Cost $29,641) ($ Thousands)		30,584

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	125,469	125

Total Money Market Fund (Cost $125) ($ Thousands)		125

Total Investments — 99.3% (Cost $73,892) ($ Thousands)		$77,404

Percentages are based on Net Assets of $77,948 ($ Thousands).

*	Non-income producing fund

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

The accompanying notes are an integral part of the financial statements.

42	SEI Asset Allocation Trust / Annual Report / March 31, 2010

SCHEDULE OF INVESTMENTS

Diversified Global Growth Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 101.0%

EQUITY FUNDS — 80.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	235,798	$2,504
SEI Institutional International Trust International Equity Fund, Class A**	2,773,908	22,608
SEI Institutional Managed Trust Large Cap Fund, Class A*	6,074,134	66,876
SEI Institutional Managed Trust Small Cap Fund, Class A	713,591	7,992

Total Equity Funds (Cost $95,582) ($ Thousands)		99,980

FIXED INCOME FUNDS — 19.2%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	531,356	3,784
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,948,075	20,143

Total Fixed Income Funds (Cost $22,540) ($ Thousands)		23,927

MONEY MARKET FUND (A) — 1.6%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	1,955,195	1,955

Total Money Market Fund (Cost $1,955) ($ Thousands)		1,955

Total Investments — 101.0% (Cost $120,077) ($ Thousands)		$125,862

Percentages are based on Net Assets of $124,651 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. Since the investment in the SEI Institutional Managed Trust Large Cap Fund represents greater than 75% of the total investments of another fund included in this Annual Report, the Summary Schedule of Investments and Statement of Assets and Liabilities as of March 31, 2010 (unaudited) for the SEI Institutional Managed Trust Large Cap Fund is included at the back of the financial statements. Since the SEI Institutional Managed Trust Large Cap Fund commenced operations after September 30, 2009, there are no audited financial statements available. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800- DIAL-SEI.

**	Non-income producing fund

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	43

SCHEDULE OF INVESTMENTS

Diversified Global Stock Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 101.3%

EQUITY FUNDS — 100.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	124,628	$1,324
SEI Institutional International Trust International Equity Fund, Class A**	1,865,056	15,200
SEI Institutional Managed Trust Large Cap Fund, Class A*	3,941,351	43,394
SEI Institutional Managed Trust Small Cap Fund, Class A	462,902	5,184

Total Equity Funds (Cost $56,857) ($ Thousands)		65,102

MONEY MARKET FUND (A) — 1.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	705,823	706

Total Money Market Fund (Cost $706) ($ Thousands)		706

Total Investments — 101.3% (Cost $57,563) ($ Thousands)		$65,808

Percentages are based on Net Assets of $64,956 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. Since the investment in the SEI Institutional Managed Trust Large Cap Fund represents greater than 75% of the total investments of another fund included in this Annual Report, the Summary Schedule of Investments and Statement of Assets and Liabilities as of March 31, 2010 (unaudited) for the SEI Institutional Managed Trust Large Cap Fund is included at the back of the financial statements. Since the SEI Institutional Managed Trust Large Cap Fund commenced operations after September 30, 2009, there are no audited financial statements available. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800- DIAL-SEI.

**	Non-income producing fund

The accompanying notes are an integral part of the financial statements.

44	SEI Asset Allocation Trust / Annual Report / March 31, 2010

SCHEDULE OF INVESTMENTS

Diversified U.S. Stock Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 99.0%
SEI Institutional Managed Trust Large Cap Fund, Class A*	3,694,596	$40,678
SEI Institutional Managed Trust Small Cap Fund, Class A	434,060	4,861

Total Equity Funds (Cost $40,428) ($ Thousands)		45,539

MONEY MARKET FUND (A) — 1.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	489,622	490

Total Money Market Fund (Cost $490) ($ Thousands)		490

Total Investments — 100.1% (Cost $40,918) ($ Thousands)		$46,029

Percentages are based on Net Assets of $45,982 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 75% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. The Summary Schedule of Investments and Statement of Assets and Liabilities as of March 31, 2010 (unaudited) for the SEI Institutional Managed Trust Large Cap Fund is included at the back of the financial statements. Since the SEI Institutional Managed Trust Large Cap Fund commenced operations after September 30, 2009, there are no audited financial statements available. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	45

SCHEDULE OF INVESTMENTS

Defensive Strategy Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

FIXED INCOME FUNDS — 36.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	489,675	$5,161
SEI Institutional Managed Trust Enhanced Income Fund, Class A	173,519	1,291
SEI Institutional Managed Trust High Yield Bond Fund, Class A	304,029	2,165
SEI Institutional Managed Trust Real Return Fund, Class A	249,991	2,587
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	417,624	4,318

Total Fixed Income Funds (Cost $14,968) ($ Thousands)		15,522

EQUITY FUNDS — 5.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	156,080	1,286
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	80,399	855

Total Equity Funds (Cost $1,983) ($ Thousands)		2,141

MONEY MARKET FUND (A) — 59.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%*	25,341,030	25,341

Total Money Market Fund (Cost $25,341) ($ Thousands)		25,341

Total Investments — 100.2% (Cost $42,292) ($ Thousands)		$43,004

Percentages are based on Net Assets of $42,902 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

*	The Fund’s investment in the SEI Liquid Asset Trust Prime Obligation Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Liquid Asset Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Liquid Asset Trust Prime Obligation Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.

46	SEI Asset Allocation Trust / Annual Report / March 31, 2010

SCHEDULE OF INVESTMENTS

Defensive Strategy Allocation Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 59.8%
SEI Institutional Managed Trust Real Estate Fund, Class A	177,662	$1,929
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	363,632	3,866

Total Equity Funds (Cost $5,057) ($ Thousands)		5,795

FIXED INCOME FUND — 40.1%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	546,127	3,888

Total Fixed Income Fund (Cost $3,835) ($ Thousands)		3,888

Total Investments — 99.9% (Cost $8,892) ($ Thousands)		$9,683

Percentages are based on Net Assets of $9,691 ($ Thousands).

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	47

SCHEDULE OF INVESTMENTS

Conservative Strategy Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.8%

FIXED INCOME FUNDS — 64.0%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,045,349	$11,018
SEI Daily Income Trust Ultra Short Bond Fund, Class A	2,140,347	19,841
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,184,719	8,814
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,866,547	13,290
SEI Institutional Managed Trust Real Return Fund, Class A	639,086	6,614
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,069,238	11,056

Total Fixed Income Funds (Cost $70,995) ($ Thousands)		70,633

EQUITY FUNDS — 15.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	799,288	6,586
SEI Institutional Managed Trust Large Cap Fund, Class A	199,161	2,193
SEI Institutional Managed Trust Real Estate Fund, Class A	201,169	2,185
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	617,609	6,565

Total Equity Funds (Cost $15,966) ($ Thousands)		17,529

MONEY MARKET FUND (A) — 21.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	23,131,648	23,132

Total Money Market Fund (Cost $23,132) ($ Thousands)		23,132

Total Investments — 100.8% (Cost $110,093) ($ Thousands)		$111,294

Percentages are based on Net Assets of $110,390 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

The accompanying notes are an integral part of the financial statements.

48	SEI Asset Allocation Trust / Annual Report / March 31, 2010

SCHEDULE OF INVESTMENTS

Conservative Strategy Allocation Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 102.2%

EQUITY FUNDS — 68.3%
SEI Institutional Managed Trust Real Estate Fund, Class A	476,233	$5,172
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	996,666	10,595

Total Equity Funds (Cost $13,679) ($ Thousands)		15,767

FIXED INCOME FUND — 33.8%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,096,114	7,804

Total Fixed Income Fund (Cost $5,712) ($ Thousands)		7,804

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	21,137	21

Total Money Market Fund (Cost $21) ($ Thousands)		21

Total Investments — 102.2% (Cost $19,412) ($ Thousands)		$23,592

Percentages are based on Net Assets of $23,076 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	49

SCHEDULE OF INVESTMENTS

Moderate Strategy Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

FIXED INCOME FUNDS — 56.8%
SEI Daily Income Trust Short-Duration Government Fund, Class A	2,328,916	$24,547
SEI Institutional Managed Trust Enhanced Income Fund, Class A	5,366,050	39,924
SEI Institutional Managed Trust High Yield Bond Fund, Class A	5,636,147	40,129
SEI Institutional Managed Trust Real Return Fund, Class A	1,780,777	18,431
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	4,992,056	51,618

Total Fixed Income Funds (Cost $163,514) ($ Thousands)		174,649

EQUITY FUNDS — 42.7%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	5,569,230	45,890
SEI Institutional Managed Trust Large Cap Fund, Class A	2,497,899	27,502
SEI Institutional Managed Trust Real Estate Fund, Class A	1,121,509	12,180
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	4,303,285	45,744

Total Equity Funds (Cost $130,310) ($ Thousands)		131,316

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	485,498	485

Total Money Market Fund (Cost $485) ($ Thousands)		485

Total Investments — 99.7% (Cost $294,309) ($ Thousands)		$306,450

Percentages are based on Net Assets of $307,324 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

The accompanying notes are an integral part of the financial statements.

50	SEI Asset Allocation Trust / Annual Report / March 31, 2010

SCHEDULE OF INVESTMENTS

Moderate Strategy Allocation Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 81.5%
SEI Institutional International Trust International Equity Fund, Class A*	760,338	$6,197
SEI Institutional Managed Trust Real Estate Fund, Class A	565,078	6,137
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	1,095,085	12,331
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,955,622	31,418

Total Equity Funds (Cost $53,335) ($ Thousands)		56,083

FIXED INCOME FUND — 17.8%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,723,362	12,270

Total Fixed Income Fund (Cost $9,750) ($ Thousands)		12,270

MONEY MARKET FUND (A) — 0.7%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	498,374	498

Total Money Market Fund (Cost $498) ($ Thousands)		498

Total Investments — 100.0% (Cost $63,583) ($ Thousands)		$68,851

Percentages are based on Net Assets of $68,844 ($ Thousands).

*	Non-income producing fund

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	51

SCHEDULE OF INVESTMENTS

Aggressive Strategy Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 79.6%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	550,400	$5,845
SEI Institutional International Trust International Equity Fund, Class A*	6,460,410	52,652
SEI Institutional Managed Trust Large Cap Fund, Class A	12,609,512	138,831
SEI Institutional Managed Trust Small Cap Fund, Class A	3,101,575	34,738

Total Equity Funds (Cost $217,579) ($ Thousands)		232,066

FIXED INCOME FUNDS — 20.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,964,098	20,486
SEI Institutional Managed Trust High Yield Bond Fund, Class A	4,949,507	35,240
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	280,977	2,905

Total Fixed Income Funds (Cost $48,979) ($ Thousands)		58,631

MONEY MARKET FUND (A) — 0.5%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	1,387,628	1,388

Total Money Market Fund (Cost $1,388) ($ Thousands)		1,388

Total Investments — 100.2% (Cost $267,946) ($ Thousands)		$292,085

Percentages are based on Net Assets of $291,535 ($ Thousands).

*	Non-income producing fund

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

The accompanying notes are an integral part of the financial statements.

52	SEI Asset Allocation Trust / Annual Report / March 31, 2010

SCHEDULE OF INVESTMENTS

Tax-Managed Aggressive Strategy Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.7%

EQUITY FUNDS — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	96,994	$1,030
SEI Institutional International Trust International Equity Fund, Class A**	1,014,085	8,265
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	2,555,948	28,780
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	660,042	7,175

Total Equity Funds (Cost $34,211) ($ Thousands)		45,250

FIXED INCOME FUNDS — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	198,194	2,067
SEI Institutional Managed Trust High Yield Bond Fund, Class A	564,500	4,019

Total Fixed Income Funds (Cost $4,529) ($ Thousands)		6,086

MONEY MARKET FUND (A) — 0.7%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	375,850	376

Total Money Market Fund (Cost $376) ($ Thousands)		376

Total Investments — 100.7% (Cost $39,116) ($ Thousands)		$51,712

Percentages are based on Net Assets of $51,330 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	Non-income producing fund

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	53

SCHEDULE OF INVESTMENTS

Core Market Strategy Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

FIXED INCOME FUNDS — 59.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	147,846	$1,542
SEI Institutional Managed Trust High Yield Bond Fund, Class A	760,892	5,417
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A*	3,791,281	39,202

Total Fixed Income Funds (Cost $43,936) ($ Thousands)		46,161

EQUITY FUNDS — 39.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	72,894	774
SEI Institutional International Trust International Equity Fund, Class A**	851,239	6,938
SEI Institutional Managed Trust Large Cap Fund, Class A	1,669,682	18,383
SEI Institutional Managed Trust Small Cap Fund, Class A	408,545	4,576

Total Equity Funds (Cost $28,466) ($ Thousands)		30,671

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	120,257	120

Total Money Market Fund (Cost $120) ($ Thousands)		120

Total Investments — 99.8% (Cost $72,522) ($ Thousands)		$76,952

Percentages are based on Net Assets of $77,116 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	Non-income producing fund

The accompanying notes are an integral part of the financial statements.

54	SEI Asset Allocation Trust / Annual Report / March 31, 2010

SCHEDULE OF INVESTMENTS

Core Market Strategy Allocation Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	32,888	$349
SEI Institutional International Trust International Equity Fund, Class A**	343,366	2,799
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	865,386	9,744
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	223,468	2,429

Total Equity Funds (Cost $11,782) ($ Thousands)		15,321

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	67,108	700
SEI Institutional Managed Trust High Yield Bond Fund, Class A	191,136	1,361

Total Fixed Income Funds (Cost $1,603) ($ Thousands)		2,061

Total Investments — 99.7% (Cost $13,385) ($ Thousands)		$17,382

Percentages are based on Net Assets of $17,431 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	Non-income producing fund

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	55

SCHEDULE OF INVESTMENTS

Market Growth Strategy Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 59.5%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	425,798	$4,522
SEI Institutional International Trust International Equity Fund, Class A*	7,777,991	63,390
SEI Institutional Managed Trust Large Cap Fund, Class A	14,206,969	156,419
SEI Institutional Managed Trust Small Cap Fund, Class A	4,001,413	44,816

Total Equity Funds (Cost $255,383) ($ Thousands)		269,147

FIXED INCOME FUNDS — 40.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,737,644	18,124
SEI Institutional Managed Trust High Yield Bond Fund, Class A	6,387,528	45,479
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	11,414,361	118,024

Total Fixed Income Funds (Cost $169,687) ($ Thousands)		181,627

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	426,915	427

Total Money Market Fund (Cost $427) ($ Thousands)		427

Total Investments — 99.8% (Cost $425,497) ($ Thousands)		$451,201

Percentages are based on Net Assets of $452,178 ($ Thousands).

*	Non-income producing fund

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

The accompanying notes are an integral part of the financial statements.

56	SEI Asset Allocation Trust / Annual Report / March 31, 2010

SCHEDULE OF INVESTMENTS

Market Growth Strategy Allocation Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	184,335	$1,958
SEI Institutional International Trust International Equity Fund, Class A**	1,924,244	15,682
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	4,850,448	54,616
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	1,252,538	13,615

Total Equity Funds (Cost $69,976) ($ Thousands)		85,871

FIXED INCOME FUNDS — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	376,130	3,923
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,071,083	7,626

Total Fixed Income Funds (Cost $8,789) ($ Thousands)		11,549

MONEY MARKET FUND (A) — 0.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	12,763	13

Total Money Market Fund (Cost $13) ($ Thousands)		13

Total Investments — 99.8% (Cost $78,778) ($ Thousands)		$97,433

Percentages are based on Net Assets of $97,665 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2010.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	Non-income producing fund

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	57

Statements of Assets and Liabilities ($ Thousands)

March 31, 2010

	Diversified Conservative Income Fund		Diversified Conservative Fund		Diversified Global Moderate Growth Fund
ASSETS:
Investments in affiliated funds, at market value†	$42,950		$46,838		$126,834
Income Distribution Receivable from Affiliated Funds	65		79		162
Receivable for Fund Shares Sold	5		10		173
Prepaid Expenses	4		4		11
Receivable from Administrator	1		1		—
Receivable for Investment Securities Sold	—		—		—
Total Assets	43,025		46,932		127,180
LIABILITIES:
Payable for Investment Securities Purchased	743		325		1,470
Payable for Fund Shares Redeemed	43		61		578
Investment Advisory Fees Payable	4		4		11
Distribution Fees Payable	3		4		4
Administrative Servicing Fees Payable	1		1		5
Administration Fees Payable	—		—		6
Trustees’ Fees Payable	—		—		1
Income Distribution Payable	—		—		—
Accrued Expenses	7		9		22
Total Liabilities	801		404		2,097
Net Assets	$42,224		$46,528		$125,083
† Cost of investments in affiliated funds	41,075		44,295		115,598
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$47,168		$55,898		$157,357
Undistributed Net Investment Income	4		3		10
Accumulated Net Realized Loss on Investments	(6,823)		(11,916)		(43,520)
Net Unrealized Appreciation on Investments	1,875		2,543		11,236
Net Assets	$42,224		$46,528		$125,083
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.16		$9.00		$9.36
	($34,179,041 ÷ 3,362,827 shares	)	($38,225,081 ÷ 4,245,729 shares	)	($96,010,059 ÷ 10,261,676 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	$10.11		$8.99		$9.25
	($2,629,249 ÷ 260,095 shares	)	($2,977,420 ÷ 331,233 shares	)	($3,660,221 ÷ 395,699 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$10.14		$8.99		$9.32
	($5,415,944 ÷ 533,976 shares	)	($5,325,925 ÷ 592,661 shares	)	($25,412,232 ÷ 2,726,571 shares	)

Amounts Designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

58	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Diversified Moderate Growth Fund		Diversified Global Growth Fund		Diversified Global Stock Fund		Diversified U.S. Stock Fund

$ 77,404		$125,862		$65,808		$46,029
88		82		—		—
15		115		16		22
6		11		7		4
—		3		2		7
655		—		—		—
78,168		126,073		65,833		46,062

88		781		43		28
83		590		809		33
7		11		6		4
12		8		5		6
2		7		2		1
13		—		—		—
1		1		—		—
—		1		—		—
14		23		12		8
220		1,422		877		80
$ 77,948		$124,651		$64,956		$45,982
73,892		120,077		57,563		40,918

$105,503		$170,074		$90,959		$70,562
8		4		—		1
(31,075)		(51,212)		(34,248)		(29,692)
3,512		5,785		8,245		5,111
$ 77,948		$124,651		$64,956		$45,982
$10.04		$9.95		$10.08		$12.30
($55,485,535 ÷ 5,523,723 shares	)	($82,441,612 ÷ 8,287,877 shares	)	($48,456,166 ÷ 4,806,129 shares	)	($37,571,756 ÷ 3,054,408 shares	)
$10.00		$9.86		$9.34		$11.43
($9,538,134 ÷ 953,727 shares	)	($7,297,405 ÷ 739,940 shares	)	($4,083,008 ÷ 437,213 shares	)	($4,058,427 ÷ 355,099 shares	)
$10.04		$9.93		$10.05		$12.25
($12,924,790 ÷ 1,287,804 shares	)	($34,912,217 ÷ 3,514,172 shares	)	($12,416,885 ÷ 1,235,669 shares	)	($4,351,359 ÷ 355,170 shares	)

SEI Asset Allocation Trust / Annual Report / March 31, 2010	59

Statements of Assets and Liabilities ($ Thousands)

March 31, 2010

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$43,004		$9,683		$111,294
Income Distributions Receivable from Affiliated Funds	33		25		165
Receivable for Investment Securities Sold	17		119		640
Receivable for Fund Shares Sold	6		—		—
Prepaid Expenses	4		1		11
Receivable from Administrator	—		1		9
Total Assets	43,064		9,829		112,119
LIABILITIES:
Payable for Fund Shares Redeemed	106		15		406
Payable for Investment Securities Purchased	40		25		1,293
Investment Advisory Fees Payable	4		1		9
Administrative Servicing Fees Payable	4		—		—
Bank Overdraft	—		95		—
Trustees’ Fees Payable	—		—		1
Accrued Expenses	8		2		20
Total Liabilities	162		138		1,729
Net Assets	$42,902		$9,691		$110,390
† Cost of investments in affiliated funds	42,292		8,892		110,093
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$48,192		$13,357		$132,995
Undistributed Net Investment Income	3		2		13
Accumulated Net Realized Loss on Investments	(6,005)		(4,459)		(23,819)
Net Unrealized Appreciation on Investments	712		791		1,201
Net Assets	$42,902		$9,691		$110,390
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.39		$9.84		$9.38
	($42,902,353 ÷ 4,567,939 shares	)	($9,691,348 ÷ 985,321 shares	)	($108,272,231 ÷ 11,538,503 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.35		N/A		$9.52
	($115.21 ÷ 12.318 shares	)			($2,117,444 ÷ 222,427 shares	)

Amounts Designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

60	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund

$23,592		$306,450		$68,851
49		432		76
46		452		—
—		812		375
2		27		7
2		27		6
23,691		308,200		69,315

550		207		47
59		585		405
2		26		6
—		—		—
—		—		—
—		4		1
4		54		12
615		876		471
$23,076		$307,324		$68,844
19,412		294,309		63,583

$29,024		$392,308		$85,083
5		30		5
(10,133)		(97,155)		(21,512)
4,180		12,141		5,268
$23,076		$307,324		$68,844
$9.34		$9.79		$11.98
($23,075,710 ÷ 2,470,738 shares	)	($305,249,162 ÷ 31,194,604 shares	)	($68,843,908 ÷ 5,747,282 shares	)
N/A		$10.01		N/A
		($2,074,806 ÷ 207,358 shares	)

SEI Asset Allocation Trust / Annual Report / March 31, 2010	61

Statements of Assets and Liabilities ($ Thousands)

March 31, 2010

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$292,085		$51,712		$76,952
Receivable for Fund Shares Sold	285		25		152
Receivable for Investment Securities Sold	246		20		92
Income Distributions Receivable from Affiliated Funds	226		25		146
Prepaid Expenses	28		6		6
Receivable from Administrator	19		3		—
Total Assets	292,889		51,791		77,348
LIABILITIES:
Payable for Investment Securities Purchased	1,114		292		175
Payable for Fund Shares Redeemed	162		156		31
Investment Advisory Fees Payable	24		4		6
Trustees’ Fees Payable	2		—		1
Distribution Fees Payable	2		—		—
Administration Fees Payable	—		—		5
Bank Overdraft	—		—		—
Chief Compliance Officer Fees Payable	—		—		—
Accrued Expenses	50		9		14
Total Liabilities	1,354		461		232
Net Assets	$291,535		$51,330		$77,116
† Cost of investments in affiliated funds	267,946		39,116		72,522
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$407,671		$64,913		$91,673
Undistributed Net Investment Income	17		1		9
Accumulated Net Realized Loss on Investments	(140,292)		(26,180)		(18,996)
Net Unrealized Appreciation on Investments	24,139		12,596		4,430
Net Assets	$291,535		$51,330		$77,116
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.74		$11.30		$9.57
	($282,138,112 ÷ 28,955,887 shares	)	($51,330,233 ÷ 4,541,781 shares	)	($77,116,146 ÷ 8,057,912 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.54		N/A		$9.90
	($9,396,715 ÷ 984,717 shares	)			($132.10 ÷ 13.345 shares	)

Amounts Designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

62	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$17,382		$451,201		$97,433
48		447		38
114		842		235
8		623		47
2		43		9
1		35		8
17,555		453,191		97,770

9		768		48
40		122		31
1		38		8
—		3		1
—		2		—
—		—		—
71		—		—
—		1		—
3		79		17
124		1,013		105
$17,431		$452,178		$97,665
13,385		425,497		78,778

$20,467		$612,813		$126,131
1		43		3
(7,034)		(186,382)		(47,124)
3,997		25,704		18,655
$17,431		$452,178		$97,665
$10.26		$9.64		$12.33
($17,430,939 ÷ 1,699,087 shares	)	($441,929,246 ÷ 45,843,274 shares	)	($97,665,212 ÷ 7,923,316 shares	)
N/A		$9.53		N/A
		($10,249,056 ÷ 1,075,890 shares	)

SEI Asset Allocation Trust / Annual Report / March 31, 2010	63

Statements of Operations ($ Thousands)

For the year ended March 31, 2010

	Diversified Conservative Income Fund	Diversified Conservative Fund	Diversified Global Moderate Growth Fund
Investment Income:
Income Distributions from Affiliated Funds	$943	$1,128	$2,536
Expenses:
Administration Fees	83	92	239
Investment Advisory Fees	42	46	120
Distribution Fees — Class D	38	29	21
Shareholder Servicing Fees — Class D	13	10	7
Administrative Servicing Fees — Class I	11	13	57
Trustees’ Fees	1	1	2
Chief Compliance Officer Fees	—	—	1
Registration Fees	9	10	25
Professional Fees	6	7	18
Printing Fees	4	5	15
Custodian Fees/Wire Agent Fees	1	1	4
Other Expenses	—	1	2
Total Expenses	208	215	511
Less:
Administration Fees Waived	(83)	(92)	(239)
Reimbursement from Administrator	(14)	(16)	(44)
Net Expenses	111	107	228
Net Investment Income	832	1,021	2,308
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Loss from Sales of Affiliated Funds	(2,453)	(3,391)	(9,222)
Capital Gain Distributions Received from Affiliated Funds	140	174	404
Net Change in Unrealized Appreciation from Affiliated Funds	8,657	13,129	44,597
Net Realized and Unrealized Gain from Affiliated Funds	6,344	9,912	35,779
Net Increase in Net Assets Resulting from Operations	$7,176	$10,933	$38,087

Amounts Designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

64	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Diversified Moderate Growth Fund	Diversified Global Growth Fund	Diversified Global Stock Fund	Diversified U.S. Stock Fund

$1,338	$1,575	$300	$257

150	250	132	84
75	125	66	42
68	47	28	29
23	16	9	10
29	83	30	9
1	3	1	1
1	1	—	—
18	27	14	14
11	19	10	7
9	16	9	6
2	4	3	1
2	2	1	1
389	593	303	204

(150)	(250)	(132)	(84)
(33)	(47)	(24)	(22)
206	296	147	98
1,132	1,279	153	159

(2,532)	(23,619)	(21,915)	(15,657)
269	408	212	177
23,017	66,999	47,865	31,752
20,754	43,788	26,162	16,272
$21,886	$45,067	$26,315	$16,431

SEI Asset Allocation Trust / Annual Report / March 31, 2010	65

Statements of Operations ($ Thousands)

For the year ended March 31, 2010

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$478	$422	$2,796
Expenses:
Administration Fees	85	19	220
Investment Advisory Fees	42	9	110
Administrative Servicing Fees — Class I	—	—	4
Trustees’ Fees	—	—	3
Chief Compliance Officer Fees	—	—	—
Registration Fees	10	2	23
Professional Fees	6	2	15
Printing Fees	4	1	12
Custodian Fees/Wire Agent Fees	1	—	3
Other Expenses	1	—	1
Total Expenses	149	33	391
Less:
Administration Fees Waived	(85)	(19)	(220)
Reimbursement from Administrator	(21)	(5)	(57)
Net Expenses	43	9	114
Net Investment Income	435	413	2,682
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain (Loss) from Affiliated Funds	(1,355)	(54)	(6,197)
Capital Gain Distributions Received from Affiliated Funds	24	10	102
Net Change in Unrealized Appreciation from Affiliated Funds	3,177	3,952	21,885
Net Realized and Unrealized Gain from Affiliated Funds	1,846	3,908	15,790
Net Increase in Net Assets Resulting from Operations	$2,281	$4,321	$18,472

Amounts Designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

66	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Conservative Strategy Allocation Fund	Moderate Strategy Fund	Moderate Strategy Allocation Fund

$927	$8,416	$1,755

45	576	133
23	288	67
—	4	—
1	8	2
—	1	—
5	64	15
3	44	10
3	35	9
1	9	2
—	3	1
81	1,032	239

(45)	(576)	(133)
(14)	(164)	(39)
22	292	67
905	8,124	1,688

1,208	(10,967)	(1,107)
20	452	33
8,132	81,104	26,139
9,360	70,589	25,065
$10,265	$78,713	$26,753

SEI Asset Allocation Trust / Annual Report / March 31, 2010	67

Statements of Operations ($ Thousands)

For the year ended March 31, 2010

	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$5,890	$846	$2,055
Expenses:
Administration Fees	578	103	141
Investment Advisory Fees	289	52	71
Administrative Servicing Fees — Class I	16	—	—
Trustees’ Fees	7	1	1
Chief Compliance Officer Fees	1	—	1
Registration Fees	60	12	14
Professional Fees	44	8	11
Printing Fees	38	6	9
Custodian Fees/Wire Agent Fees	9	2	2
Other Expenses	4	1	1
Total Expenses	1,046	185	251
Less:
Administration Fees Waived	(578)	(103)	(141)
Reimbursement from Administrator	(163)	(30)	(40)
Net Expenses	305	52	70
Net Investment Income	5,585	794	1,985
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Loss from Affiliated Funds	(84,020)	(1,310)	(6,282)
Capital Gain Distributions Received from Affiliated Funds	779	11	257
Net Change in Unrealized Appreciation from Affiliated Funds	194,463	22,426	22,842
Net Realized and Unrealized Gain from Affiliated Funds	111,222	21,127	16,817
Net Increase in Net Assets Resulting from Operations	$116,807	$21,921	$18,802

Amounts Designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

68	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$284	$11,085	$1,548

35	895	188
17	448	94
—	19	—
—	11	2
—	2	—
4	99	23
3	67	15
2	56	12
1	14	3
—	5	2
62	1,616	339

(35)	(895)	(188)
(10)	(255)	(57)
17	466	94
267	10,619	1,454

(275)	(73,487)	(2,665)
4	1,390	20
7,208	212,843	40,394
6,937	140,746	37,749
$7,204	$151,365	$39,203

SEI Asset Allocation Trust / Annual Report / March 31, 2010	69

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

	Diversified Conservative Income Fund		Diversified Conservative Fund		Diversified Global Moderate Growth Fund
	2010	2009	2010	2009	2010	2009
Operations:
Net Investment Income	$832	$1,627	$1,021	$2,053	$2,308	$4,566
Net Realized Loss from Affiliated Funds	(2,453)	(4,275)	(3,391)	(8,323)	(9,222)	(33,837)
Capital Gain Distributions Received from Affiliated Funds	140	3	174	5	404	382
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	8,657	(4,871)	13,129	(8,673)	44,597	(28,347)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,176	(7,516)	10,933	(14,938)	38,087	(57,236)
Dividends and Distributions From:
Net Investment Income:
Class A	(795)	(1,346)	(989)	(1,739)	(2,121)	(3,761)
Class D	(59)	(160)	(62)	(125)	(42)	(65)
Class I	(109)	(124)	(128)	(196)	(466)	(813)
Net Realized Gains:
Class A	—	(227)	—	(717)	—	(3,378)
Class D	—	(39)	—	(72)	—	(75)
Class I	—	(23)	—	(89)	—	(796)
Total Dividends and Distributions	(963)	(1,919)	(1,179)	(2,938)	(2,629)	(8,888)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	6,421	10,034	6,537	11,058	18,377	24,396
Reinvestment of Dividends and Distributions	778	1,542	917	2,360	2,104	7,105
Cost of Shares Redeemed	(9,219)	(17,510)	(11,490)	(28,761)	(33,749)	(38,371)
Decrease in Net Assets Derived from Class A Transactions	(2,020)	(5,934)	(4,036)	(15,343)	(13,268)	(6,870)
Class D:
Proceeds from Shares Issued	315	1,240	521	822	1,142	470
Reinvestment of Dividends and Distributions	57	197	60	190	40	124
Cost of Shares Redeemed	(4,064)	(1,029)	(2,231)	(973)	(344)	(2,505)
Increase (Decrease) in Net Assets Derived from Class D Transactions	(3,692)	408	(1,650)	39	838	(1,911)
Class I:
Proceeds from Shares Issued	2,669	2,047	2,387	2,307	6,339	6,955
Reinvestment of Dividends and Distributions	109	147	127	281	461	1,603
Cost of Shares Redeemed	(1,040)	(2,547)	(2,578)	(2,543)	(7,395)	(7,915)
Increase (Decrease) in Net Assets Derived From Class I Transactions	1,738	(353)	(64)	45	(595)	643
Decrease in Net Assets Derived from Capital Share Transactions	(3,974)	(5,879)	(5,750)	(15,259)	(13,025)	(8,138)
Net Increase (Decrease) in Net Assets	2,239	(15,314)	4,004	(33,135)	22,433	(74,262)
Net Assets:
Beginning of Year	39,985	55,299	42,524	75,659	102,650	176,912
End of Year	$42,224	$39,985	$46,528	$42,524	$125,083	$102,650
Undistributed Net Investment Income Included in Net Assets at End of Year	$4	$15	$3	$15	$10	$30

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

70	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Diversified Moderate Growth Fund		Diversified Global Growth Fund		Diversified Global Stock Fund		Diversified U.S. Stock Fund
2010	2009	2010	2009	2010	2009	2010	2009

$1,132	$3,123	$1,279	$3,446	$153	$944	$159	$494
(2,532)	(28,482)	(23,619)	(27,533)	(21,915)	(10,665)	(15,657)	(2,824)
269	13	408	684	212	311	177	11
23,017	(15,182)	66,999	(56,061)	47,865	(36,115)	31,752	(22,815)
21,886	(40,528)	45,067	(79,464)	26,315	(45,525)	16,431	(25,134)

(1,051)	(2,580)	(1,148)	(2,651)	(227)	(776)	(229)	(440)
(89)	(200)	(32)	(83)	(3)	(24)	(8)	(21)
(202)	(362)	(376)	(753)	(39)	(148)	(18)	(36)

—	(2,352)	—	(5,466)	(545)	—	—	—
—	(298)	—	(310)	(45)	—	—	—
—	(393)	—	(1,753)	(141)	—	—	—
(1,342)	(6,185)	(1,556)	(11,016)	(1,000)	(948)	(255)	(497)

8,636	14,567	15,793	26,069	10,926	20,455	6,547	7,843
1,043	4,843	1,128	8,091	719	732	222	431
(19,757)	(79,432)	(41,191)	(61,734)	(24,051)	(27,062)	(9,636)	(13,527)
(10,078)	(60,022)	(24,270)	(27,574)	(12,406)	(5,875)	(2,867)	(5,253)

1,348	1,362	1,235	1,111	521	1,051	542	863
87	472	30	375	48	24	8	20
(1,811)	(3,494)	(751)	(1,857)	(799)	(1,087)	(1,159)	(1,624)
(376)	(1,660)	514	(371)	(230)	(12)	(609)	(741)

3,198	4,248	7,793	10,074	4,248	6,810	1,239	1,207
201	744	373	2,495	177	144	19	36
(3,069)	(5,174)	(10,920)	(12,320)	(5,777)	(5,990)	(1,041)	(1,150)
330	(182)	(2,754)	249	(1,352)	964	217	93
(10,124)	(61,864)	(26,510)	(27,696)	(13,988)	(4,923)	(3,259)	(5,901)
10,420	(108,577)	17,001	(118,176)	11,327	(51,396)	12,917	(31,532)

67,528	176,105	107,650	225,826	53,629	105,025	33,065	64,597
$77,948	$67,528	$124,651	$107,650	$64,956	$53,629	$45,982	$33,065
$8	$17	$4	$16	$—	$—	$1	$—

SEI Asset Allocation Trust / Annual Report / March 31, 2010	71

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	2010	2009	2010	2009
Operations:
Net Investment Income	$435	$1,269	$413	$696
Net Realized Gain (Loss) from Affiliated Funds	(1,355)	(1,673)	(54)	(4,310)
Capital Gain Distributions Received from Affiliated Funds	24	33	10	75
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	3,177	(1,570)	3,952	(2,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,281	(1,941)	4,321	(6,259)
Dividends and Distributions From:
Net Investment Income:
Class A	(463)	(1,312)	(426)	(771)
Class I	—	—	N/A	N/A
Net Realized Gains:
Class A	—	—	—	(259)
Class I	—	—	N/A	N/A
Total Dividends and Distributions	(463)	(1,312)	(426)	(1,030)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	19,485	40,482	2,887	12,560
Reinvestment of Dividends and Distributions	437	1,240	402	955
Cost of Shares Redeemed	(28,545)	(40,045)	(6,052)	(14,794)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(8,623)	1,677	(2,763)	(1,279)
Class I:
Proceeds from Shares Issued	—	—	N/A	N/A
Reinvestment of Dividends and Distributions	—	—	N/A	N/A
Cost of Shares Redeemed	—	—	N/A	N/A
Increase in Net Assets Derived from Class I Transactions	—	—	N/A	N/A
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(8,623)	1,677	(2,763)	(1,279)
Net Increase (Decrease) in Net Assets	(6,805)	(1,576)	1,132	(8,568)
Net Assets:
Beginning of Year	49,707	51,283	8,559	17,127
End of Year	$42,902	$49,707	$9,691	$8,559
Undistributed Net Investment Income Included in Net Assets at End of Year	$3	$7	$2	$5

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

72	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
2010	2009	2010	2009	2010	2009	2010	2009

$2,682	$4,533	$905	$1,479	$8,124	$14,443	$1,688	$2,856
(6,197)	(12,528)	1,208	(11,050)	(10,967)	(81,322)	(1,107)	(20,130)
102	185	20	101	452	671	33	175
21,885	(16,946)	8,132	(4,106)	81,104	(46,216)	26,139	(22,806)
18,472	(24,756)	10,265	(13,576)	78,713	(112,424)	26,753	(39,905)

(2,758)	(4,673)	(929)	(1,582)	(8,522)	(15,089)	(1,729)	(3,031)
(41)	(45)	N/A	N/A	(44)	(43)	N/A	N/A

—	—	—	(553)	(3,742)	(1,807)	—	(1,432)
—	—	N/A	N/A	(21)	(5)	—	N/A
(2,799)	(4,718)	(929)	(2,135)	(12,329)	(16,944)	(1,729)	(4,463)

41,854	95,455	7,626	28,275	63,189	93,801	11,912	65,914
2,633	4,481	805	1,923	11,949	16,475	1,608	4,202
(57,591)	(94,551)	(11,939)	(39,141)	(84,354)	(210,446)	(26,305)	(89,508)
(13,104)	5,385	(3,508)	(8,943)	(9,216)	(100,170)	(12,785)	(19,392)

832	788	N/A	N/A	861	944	N/A	N/A
41	45	N/A	N/A	64	48	N/A	N/A
(355)	(649)	N/A	N/A	(474)	(772)	N/A	N/A
518	184	N/A	N/A	451	220	N/A	N/A
(12,586)	5,569	(3,508)	(8,943)	(8,765)	(99,950)	(12,785)	(19,392)
3,087	(23,905)	5,828	(24,654)	57,619	(229,318)	12,239	(63,760)
107,303	131,208	17,248	41,902	249,705	479,023	56,605	120,365
$110,390	$107,303	$23,076	$17,248	$307,324	$249,705	$68,844	$56,605
$13	$34	$5	$9	$30	$80	$5	$13

SEI Asset Allocation Trust / Annual Report / March 31, 2010	73

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	2010	2009	2010	2009
Operations:
Net Investment Income	$5,585	$9,835	$794	$1,926
Net Realized Loss from Affiliated Funds	(84,020)	(56,170)	(1,310)	(24,948)
Capital Gain Distributions Received from Affiliated Funds	779	1,774	11	392
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	194,463	(132,871)	22,426	(12,243)
Net Increase (Decrease) in Net Assets Resulting from Operations	116,807	(177,432)	21,921	(34,873)
Dividends and Distributions From:
Net Investment Income:
Class A	(5,948)	(10,115)	(809)	(1,981)
Class I	(137)	(106)	N/A	N/A
Net Realized Gains:
Class A	—	(14,041)	—	(149)
Class I	—	(155)	N/A	N/A
Total Dividends and Distributions	(6,085)	(24,417)	(809)	(2,130)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	72,280	193,303	8,062	96,200
Reinvestment of Dividends and Distributions	5,808	23,722	785	2,074
Cost of Shares Redeemed	(128,613)	(203,135)	(23,909)	(104,998)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(50,525)	13,890	(15,062)	(6,724)
Class I:
Proceeds from Shares Issued	5,357	3,326	N/A	N/A
Reinvestment of Dividends and Distributions	137	261	N/A	N/A
Cost of Shares Redeemed	(1,493)	(3,656)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	4,001	(69)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(46,524)	13,821	(15,062)	(6,724)
Net Increase (Decrease) in Net Assets	64,198	(188,028)	6,050	(43,727)
Net Assets:
Beginning of Year	227,337	415,365	45,280	89,007
End of Year	$291,535	$227,337	$51,330	$45,280
Undistributed Net Investment Income Included in Net Assets at End of Year	$17	$40	$1	$5
(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

74	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
2010	2009	2010	2009	2010	2009	2010	2009

$1,985	$3,390	$267	$519	$10,619	$20,286	$1,454	$3,472
(6,282)	(12,331)	(275)	(6,780)	(73,487)	(112,660)	(2,665)	(44,635)
257	230	4	118	1,390	1,752	20	668
22,842	(14,020)	7,208	(4,179)	212,843	(142,466)	40,394	(25,945)
18,802	(22,731)	7,204	(10,322)	151,365	(233,088)	39,203	(66,440)

(2,219)	(3,447)	(272)	(535)	(11,542)	(20,672)	(1,480)	(3,562)
—	—	N/A	N/A	(191)	(173)	N/A	N/A

—	(1,891)	—	(406)	—	(17,260)	—	(2,633)
—	—	N/A	N/A	—	(143)	N/A	N/A
(2,219)	(5,338)	(272)	(941)	(11,733)	(38,248)	(1,480)	(6,195)

22,712	38,563	2,690	34,611	101,599	256,727	13,764	168,530
2,178	5,273	266	877	11,299	37,316	1,408	5,960
(23,234)	(63,137)	(6,735)	(31,343)	(178,242)	(372,564)	(35,658)	(187,971)
1,656	(19,301)	(3,779)	4,145	(65,344)	(78,521)	(20,486)	(13,481)

—	—	N/A	N/A	4,838	4,658	N/A	N/A
—	—	N/A	N/A	191	316	N/A	N/A
—	—	N/A	N/A	(2,238)	(4,790)	N/A	N/A
—	—	N/A	N/A	2,791	184	N/A	N/A
1,656	(19,301)	(3,779)	4,145	(62,553)	(78,337)	(20,486)	(13,481)
18,239	(47,370)	3,153	(7,118)	77,079	(349,673)	17,237	(86,116)

58,877	106,247	14,278	21,396	375,099	724,772	80,428	166,544
$77,116	$58,877	$17,431	$14,278	$452,178	$375,099	$97,665	$80,428

$9	$25	$1	$2	$43	$111	$3	$9

SEI Asset Allocation Trust / Annual Report / March 31, 2010	75

Financial Highlights

For the years ended March 31,

For a Share Outstanding Throughout each Year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Diversified Conservative Income Fund
Class A
2010	$8.74	$0.21	$1.46	$1.67	$(0.25)	$—	$(0.25)	$10.16	19.18%	$34,179	0.12%	2.14%	0.35%	160%
2009	10.75	0.36	(1.95)	(1.59)	(0.36)	(0.06)	(0.42)	8.74	(14.94)	31,430	0.12	3.61	0.35	87
2008	11.35	0.44	(0.48)	(0.04)	(0.49)	(0.07)	(0.56)	10.75	(0.41)	44,804	0.12	3.89	0.34	20
2007	11.28	0.43	0.36	0.79	(0.46)	(0.26)	(0.72)	11.35	7.21	47,155	0.12	3.76	0.35	17
2006	11.07	0.34	0.29	0.63	(0.35)	(0.07)	(0.42)	11.28	5.70	56,119	0.12	3.04	0.36	41
Class D
2010	$8.68	$0.11	$1.45	$1.56	$(0.13)	$—	$(0.13)	$10.11	18.03%	$2,629	1.12%	1.19%	1.35%	160%
2009	10.68	0.26	(1.94)	(1.68)	(0.26)	(0.06)	(0.32)	8.68	(15.81)	5,485	1.12	2.64	1.35	87
2008	11.28	0.32	(0.47)	(0.15)	(0.38)	(0.07)	(0.45)	10.68	(1.40)	6,298	1.12	2.89	1.34	20
2007	11.21	0.31	0.36	0.67	(0.34)	(0.26)	(0.60)	11.28	6.17	7,258	1.12	2.77	1.35	17
2006	11.01	0.22	0.28	0.50	(0.23)	(0.07)	(0.30)	11.21	4.53	8,453	1.12	2.02	1.36	41
Class I
2010	$8.73	$0.19	$1.44	$1.63	$(0.22)	$—	$(0.22)	$10.14	18.81%	$5,416	0.37%	1.93%	0.60%	160%
2009	10.73	0.33	(1.93)	(1.60)	(0.34)	(0.06)	(0.40)	8.73	(15.09)	3,070	0.37	3.38	0.60	87
2008	11.33	0.41	(0.48)	(0.07)	(0.46)	(0.07)	(0.53)	10.73	(0.67)	4,197	0.37	3.63	0.59	20
2007	11.26	0.40	0.36	0.76	(0.43)	(0.26)	(0.69)	11.33	6.96	4,739	0.37	3.51	0.60	17
2006	11.06	0.32	0.27	0.59	(0.32)	(0.07)	(0.39)	11.26	5.36	4,165	0.37	2.79	0.61	41
Diversified Conservative Fund
Class A
2010	$7.25	$0.20	$1.78	$1.98	$(0.23)	$—	$(0.23)	$9.00	27.51%	$38,225	0.12%	2.34%	0.35%	158%
2009	10.06	0.33	(2.65)	(2.32)	(0.34)	(0.15)	(0.49)	7.25	(23.40)	34,445	0.12	3.69	0.35	91
2008	11.03	0.38	(0.60)	(0.22)	(0.50)	(0.25)	(0.75)	10.06	(2.28)	64,565	0.12	3.49	0.34	24
2007	10.97	0.37	0.57	0.94	(0.41)	(0.47)	(0.88)	11.03	8.79	80,537	0.12	3.34	0.35	32
2006	10.48	0.30	0.55	0.85	(0.30)	(0.06)	(0.36)	10.97	8.21	94,597	0.12	2.80	0.36	43
Class D
2010	$7.24	$0.11	$1.78	$1.89	$(0.14)	$—	$(0.14)	$8.99	26.24%	$2,977	1.12%	1.34%	1.36%	158%
2009	10.03	0.24	(2.63)	(2.39)	(0.25)	(0.15)	(0.40)	7.24	(24.06)	3,757	1.12	2.77	1.35	91
2008	11.01	0.27	(0.61)	(0.34)	(0.39)	(0.25)	(0.64)	10.03	(3.37)	5,099	1.12	2.50	1.34	24
2007	10.96	0.26	0.56	0.82	(0.30)	(0.47)	(0.77)	11.01	7.62	6,559	1.12	2.34	1.35	32
2006	10.47	0.19	0.56	0.75	(0.20)	(0.06)	(0.26)	10.96	7.15	8,942	1.12	1.80	1.36	43
Class I
2010	$7.24	$0.18	$1.78	$1.96	$(0.21)	$—	$(0.21)	$8.99	27.24%	$5,326	0.37%	2.12%	0.60%	158%
2009	10.04	0.31	(2.64)	(2.33)	(0.32)	(0.15)	(0.47)	7.24	(23.54)	4,322	0.37	3.54	0.60	91
2008	11.02	0.35	(0.61)	(0.26)	(0.47)	(0.25)	(0.72)	10.04	(2.63)	5,995	0.37	3.23	0.59	24
2007	10.96	0.34	0.57	0.91	(0.38)	(0.47)	(0.85)	11.02	8.54	8,010	0.37	3.12	0.60	32
2006	10.47	0.27	0.56	0.83	(0.28)	(0.06)	(0.34)	10.96	7.95	7,250	0.37	2.54	0.61	43
Diversified Global Moderate Growth Fund
Class A
2010	$6.88	$0.17	$2.51	$2.68	$(0.20)	$—	$(0.20)	$9.36	39.13%	$96,010	0.12%	1.99%	0.36%	151%
2009	10.99	0.29	(3.82)	(3.53)	(0.30)	(0.28)	(0.58)	6.88	(32.59)	81,133	0.12	3.17	0.35	96
2008	12.38	0.37	(0.93)	(0.56)	(0.56)	(0.27)	(0.83)	10.99	(4.94)	140,606	0.12	2.99	0.34	25
2007	11.96	0.35	0.87	1.22	(0.42)	(0.38)	(0.80)	12.38	10.44	168,886	0.12	2.86	0.34	28
2006	10.92	0.27	1.09	1.36	(0.27)	(0.05)	(0.32)	11.96	12.64	178,977	0.12	2.40	0.36	58
Class D
2010	$6.81	$0.09	$2.47	$2.56	$(0.12)	$—	$(0.12)	$9.25	37.65%	$3,660	1.12%	1.04%	1.36%	151%
2009	10.87	0.19	(3.77)	(3.58)	(0.20)	(0.28)	(0.48)	6.81	(33.24)	2,049	1.12	2.01	1.35	96
2008	12.26	0.25	(0.92)	(0.67)	(0.45)	(0.27)	(0.72)	10.87	(5.90)	5,325	1.12	2.09	1.34	25
2007	11.85	0.23	0.85	1.08	(0.29)	(0.38)	(0.67)	12.26	9.32	4,739	1.12	1.89	1.34	28
2006	10.82	0.16	1.07	1.23	(0.15)	(0.05)	(0.20)	11.85	11.51	7,674	1.12	1.38	1.36	58
Class I
2010	$6.86	$0.15	$2.48	$2.63	$(0.17)	$—	$(0.17)	$9.32	38.61%	$25,413	0.37%	1.77%	0.61%	151%
2009	10.95	0.27	(3.80)	(3.53)	(0.28)	(0.28)	(0.56)	6.86	(32.70)	19,468	0.37	2.97	0.60	96
2008	12.34	0.34	(0.93)	(0.59)	(0.53)	(0.27)	(0.80)	10.95	(5.19)	30,981	0.37	2.78	0.59	25
2007	11.93	0.33	0.85	1.18	(0.39)	(0.38)	(0.77)	12.34	10.13	31,814	0.37	2.70	0.59	28
2006	10.89	0.24	1.09	1.33	(0.24)	(0.05)	(0.29)	11.93	12.41	18,748	0.37	2.15	0.61	58

76	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Financial Highlights

For the years ended March 31,

For a Share Outstanding Throughout each Year

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Diversified Moderate Growth Fund
Class A
2010	$7.57	$0.15	$2.50	$2.65	$(0.18)	$—	$(0.18)	$10.04	35.22%	$55,485	0.12%	1.67%	0.36%	160%
2009	11.81	0.28	(3.92)	(3.64)	(0.30)	(0.30)	(0.60)	7.57	(31.17)	50,544	0.12	2.73	0.35	76
2008	13.64	0.37	(0.96)	(0.59)	(0.56)	(0.68)	(1.24)	11.81	(4.95)	147,548	0.12	2.77	0.34	13
2007	13.29	0.34	0.94	1.28	(0.45)	(0.48)	(0.93)	13.64	9.85	194,744	0.12	2.55	0.35	15
2006	12.20	0.27	1.11	1.38	(0.28)	(0.01)	(0.29)	13.29	11.41	338,254	0.12	2.15	0.36	52
Class D
2010	$7.54	$0.06	$2.49	$2.55	$(0.09)	$—	$(0.09)	$10.00	33.92%	$9,538	1.12%	0.68%	1.36%	160%
2009	11.75	0.19	(3.90)	(3.71)	(0.20)	(0.30)	(0.50)	7.54	(31.81)	7,490	1.12	1.87	1.35	76
2008	13.58	0.24	(0.96)	(0.72)	(0.43)	(0.68)	(1.11)	11.75	(5.94)	13,301	1.12	1.78	1.34	13
2007	13.24	0.22	0.92	1.14	(0.32)	(0.48)	(0.80)	13.58	8.70	17,844	1.12	1.67	1.35	15
2006	12.16	0.15	1.09	1.24	(0.15)	(0.01)	(0.16)	13.24	10.27	19,586	1.12	1.15	1.36	52
Class I
2010	$7.57	$0.13	$2.50	$2.63	$(0.16)	$—	$(0.16)	$10.04	34.89%	$12,925	0.37%	1.44%	0.61%	160%
2009	11.80	0.26	(3.91)	(3.65)	(0.28)	(0.30)	(0.58)	7.57	(31.29)	9,494	0.37	2.64	0.60	76
2008	13.63	0.34	(0.96)	(0.62)	(0.53)	(0.68)	(1.21)	11.80	(5.20)	15,256	0.37	2.53	0.59	13
2007	13.29	0.32	0.92	1.24	(0.42)	(0.48)	(0.90)	13.63	9.49	23,382	0.37	2.42	0.60	15
2006	12.20	0.24	1.11	1.35	(0.25)	(0.01)	(0.26)	13.29	11.14	23,262	0.37	1.91	0.61	52
Diversified Global Growth Fund
Class A
2010	$6.92	$0.10	$3.05	$3.15	$(0.12)	$—	$(0.12)	$9.95	45.72%	$82,442	0.12%	1.13%	0.36%	140%
2009	12.51	0.22	(5.11)	(4.89)	(0.22)	(0.48)	(0.70)	6.92	(39.45)	76,704	0.12	2.12	0.35	70
2008	14.45	0.31	(1.23)	(0.92)	(0.61)	(0.41)	(1.02)	12.51	(7.04)	170,825	0.12	2.14	0.34	17
2007	13.61	0.29	1.22	1.51	(0.39)	(0.28)	(0.67)	14.45	11.29	213,992	0.12	2.07	0.34	23
2006	12.01	0.21	1.67	1.88	(0.21)	(0.07)	(0.28)	13.61	15.81	236,477	0.12	1.64	0.36	69
Class D
2010	$6.87	$0.01	$3.02	$3.03	$(0.04)	$—	$(0.04)	$9.86	44.19%	$7,297	1.12%	0.16%	1.36%	140%
2009	12.42	0.12	(5.07)	(4.95)	(0.12)	(0.48)	(0.60)	6.87	(40.07)	4,705	1.12	1.19	1.35	70
2008	14.36	0.17	(1.23)	(1.06)	(0.47)	(0.41)	(0.88)	12.42	(8.02)	8,649	1.12	1.16	1.34	17
2007	13.52	0.16	1.21	1.37	(0.25)	(0.28)	(0.53)	14.36	10.25	11,161	1.12	1.13	1.34	23
2006	11.93	0.08	1.66	1.74	(0.08)	(0.07)	(0.15)	13.52	14.69	14,026	1.12	0.62	1.36	69
Class I
2010	$6.91	$0.08	$3.04	$3.12	$(0.10)	$—	$(0.10)	$9.93	45.29%	$34,912	0.37%	0.90%	0.61%	140%
2009	12.49	0.20	(5.10)	(4.90)	(0.20)	(0.48)	(0.68)	6.91	(39.60)	26,241	0.37	1.98	0.60	70
2008	14.44	0.28	(1.24)	(0.96)	(0.58)	(0.41)	(0.99)	12.49	(7.34)	46,352	0.37	1.96	0.59	17
2007	13.61	0.27	1.20	1.47	(0.36)	(0.28)	(0.64)	14.44	10.95	45,378	0.37	1.96	0.59	23
2006	12.00	0.18	1.68	1.86	(0.18)	(0.07)	(0.25)	13.61	15.63	32,240	0.37	1.44	0.61	69
Diversified Global Stock Fund
Class A
2010	$6.74	$0.03	$3.45	$3.48	$(0.04)	$(0.10)	$(0.14)	$10.08	51.79%	$48,456	0.12%	0.33%	0.36%	125%
2009	12.52	0.13	(5.79)	(5.66)	(0.12)	—	(0.12)	6.74	(45.31)	41,488	0.12	1.27	0.35	50
2008	14.40	0.20	(1.50)	(1.30)	(0.58)	—	(0.58)	12.52	(9.49)	82,495	0.12	1.36	0.34	20
2007	13.11	0.18	1.41	1.59	(0.30)	—	(0.30)	14.40	12.18	120,818	0.12	1.36	0.34	23
2006	11.16	0.11	1.97	2.08	(0.11)	(0.02)	(0.13)	13.11	18.75	142,449	0.12	0.95	0.36	86
Class D
2010	$6.29	$(0.05)	$3.21	$3.16	$(0.01)	$(0.10)	$(0.11)	$9.34	50.29%	$4,083	1.12%	(0.65)%	1.36%	125%
2009	11.71	0.03	(5.40)	(5.37)	(0.05)	—	(0.05)	6.29	(45.84)	2,924	1.12	0.30	1.35	50
2008	13.52	0.06	(1.42)	(1.36)	(0.45)	—	(0.45)	11.71	(10.43)	5,204	1.12	0.45	1.34	20
2007	12.36	0.05	1.31	1.36	(0.20)	—	(0.20)	13.52	11.03	5,908	1.12	0.43	1.34	23
2006	10.57	(0.01)	1.86	1.85	(0.04)	(0.02)	(0.06)	12.36	17.53	6,046	1.12	(0.10)	1.36	86
Class I
2010	$6.73	$0.01	$3.44	$3.45	$(0.03)	$(0.10)	$(0.13)	$10.05	51.32%	$12,417	0.37%	0.12%	0.61%	125%
2009	12.49	0.10	(5.76)	(5.66)	(0.10)	—	(0.10)	6.73	(45.41)	9,217	0.37	1.01	0.60	50
2008	14.36	0.18	(1.51)	(1.33)	(0.54)	—	(0.54)	12.49	(9.67)	17,326	0.37	1.26	0.59	20
2007	13.08	0.18	1.36	1.54	(0.26)	—	(0.26)	14.36	11.88	17,836	0.37	1.37	0.59	23
2006	11.14	0.10	1.94	2.04	(0.08)	(0.02)	(0.10)	13.08	18.40	9,110	0.37	0.82	0.61	86

SEI Asset Allocation Trust / Annual Report / March 31, 2010	77

Financial Highlights

For the years ended March 31,

For a Share Outstanding Throughout each Year

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Assets Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Diversified U.S. Stock Fund
Class A
2010	$8.19	$0.05	$4.13	$4.18	$(0.07)	$—	$(0.07)	$12.30	51.12%		$37,572	0.12%	0.50%	0.37%	139%
2009	14.52	0.13	(6.33)	(6.20)	(0.13)	—	(0.13)	8.19	(42.84)		27,174	0.12	1.12	0.35	23
2008	16.76	0.18	(1.92)	(1.74)	(0.50)	—	(0.50)	14.52	(10.71)		53,598	0.12	1.09	0.34	11
2007	15.52	0.15	1.36	1.51	(0.27)	—	(0.27)	16.76	9.80		74,105	0.12	0.92	0.34	15
2006	13.46	0.08	2.08	2.16	(0.07)	(0.03)	(0.10)	15.52	16.10		89,770	0.12	0.57	0.37	101
Class D
2010	$7.65	$(0.05)	$3.85	$3.80	$(0.02)	$—	$(0.02)	$11.43	49.69%		$4,059	1.12%	(0.53)%	1.37%	139%
2009	13.61	0.01	(5.92)	(5.91)	(0.05)	—	(0.05)	7.65	(43.42)		3,169	1.12	0.13	1.35	23
2008	15.75	0.01	(1.81)	(1.80)	(0.34)	—	(0.34)	13.61	(11.66)		6,311	1.12	0.08	1.34	11
2007	14.60	(0.01)	1.29	1.28	(0.13)	—	(0.13)	15.75	8.78		11,205	1.12	(0.10)	1.34	15
2006	12.73	(0.06)	1.96	1.90	—	(0.03)	(0.03)	14.60	14.91		13,190	1.12	(0.43)	1.37	101
Class I
2010	$8.16	$0.03	$4.11	$4.14	$(0.05)	$—	$(0.05)	$12.25	50.81%		$4,351	0.37%	0.25%	0.62%	139%
2009	14.48	0.11	(6.32)	(6.21)	(0.11)	—	(0.11)	8.16	(43.01)		2,722	0.37	0.92	0.60	23
2008	16.72	0.14	(1.92)	(1.78)	(0.46)	—	(0.46)	14.48	(10.96)		4,688	0.37	0.85	0.59	11
2007	15.48	0.11	1.36	1.47	(0.23)	—	(0.23)	16.72	9.56		5,775	0.37	0.69	0.59	15
2006	13.44	0.05	2.07	2.12	(0.05)	(0.03)	(0.08)	15.48	15.78		5,936	0.37	0.35	0.62	101
Defensive Strategy Fund
Class A
2010	$9.01	$0.09	$0.39	$0.48	$(0.10)	$—	$(0.10)	$9.39	5.40%		$42,902	0.10%	1.03%	0.35%	108%
2009	9.68	0.25	(0.66)	(0.41)	(0.26)	—	(0.26)	9.01	(4.30)		49,707	0.10	2.69	0.35	64
2008	10.90	0.45	(1.04)	(0.59)	(0.51)	(0.12)	(0.63)	9.68	(5.63)		51,283	0.10	4.25	0.34	40
2007	10.58	0.48	0.36	0.84	(0.50)	(0.02)	(0.52)	10.90	8.08		109,333	0.10	4.48	0.34	94
2006	10.34	0.39	0.20	0.59	(0.33)	(0.02)	(0.35)	10.58	5.81		99,511	0.10	3.69	0.35	46
Class I
2010	$9.04	$0.03	$0.38	$0.41	$(0.10)	$—	$(0.10)	$9.35	4.60	%(1)	$—	0.10%††	0.29%	0.35%	108%
2009	9.68	0.25	(0.63)	(0.38)	(0.26)	—	(0.26)	9.04	(3.98	)(1)(2)	—	0.10 ††	2.66	0.35	64
2008	10.96	0.39	(1.04)	(0.65)	(0.51)	(0.12)	(0.63)	9.68	(6.22	)(1)	—	0.10 ††	3.68	0.34	40
2007	10.70	0.43	0.35	0.78	(0.50)	(0.02)	(0.52)	10.96	7.42	(1)	—	0.10 ††	3.96	0.34	94
2006	10.46	0.37 ^	0.22	0.59	(0.33)	(0.02)	(0.35)	10.70	5.74	(1)	—	0.10 ††	3.69	0.35	46
Defensive Strategy Allocation Fund
Class A
2010	$6.42	$0.37	$3.45	$3.82	$(0.40)	$—	$(0.40)	$9.84	60.22%		$9,691	0.10%	4.43%	0.36%	100%
2009	11.48	0.50	(4.64)	(4.14)	(0.64)	(0.28)	(0.92)	6.42	(37.14)		8,559	0.10	5.16	0.35	143
2008	13.55	0.51	(1.48)	(0.97)	(0.72)	(0.38)	(1.10)	11.48	(7.61)		17,127	0.10	3.95	0.34	37
2007	12.68	0.51	1.19	1.70	(0.63)	(0.20)	(0.83)	13.55	13.85		20,856	0.10	3.90	0.33	34
2006(3)	11.48	0.40	1.31	1.71	(0.36)	(0.15)	(0.51)	12.68	15.10		20,027	0.10	3.74	0.36	49
Conservative Strategy Fund
Class A
2010	$8.13	$0.22	$1.26	$1.48	$(0.23)	$—	$(0.23)	$9.38	18.35%		$108,272	0.10%	2.44%	0.35%	81%
2009	10.30	0.35	(2.16)	(1.81)	(0.36)	—	(0.36)	8.13	(17.85)		105,925	0.10	3.71	0.36	72
2008	11.68	0.44	(1.19)	(0.75)	(0.54)	(0.09)	(0.63)	10.30	(6.73)		129,724	0.10	3.90	0.34	66
2007	11.13	0.45	0.63	1.08	(0.51)	(0.02)	(0.53)	11.68	9.88		146,872	0.10	3.98	0.35	103
2006	10.61	0.38	0.53	0.91	(0.34)	(0.05)	(0.39)	11.13	8.72		110,248	0.10	3.48	0.35	15
Class I
2010	$8.25	$0.20	$1.28	$1.48	$(0.21)	$—	$(0.21)	$9.52	18.05%		$2,118	0.35%	2.23%	0.60%	81%
2009	10.44	0.32	(2.17)	(1.85)	(0.34)	—	(0.34)	8.25	(18.02)		1,378	0.35	3.43	0.61	72
2008	11.83	0.43	(1.22)	(0.79)	(0.51)	(0.09)	(0.60)	10.44	(6.95)		1,484	0.35	3.83	0.59	66
2007	11.29	0.53	0.52	1.05	(0.49)	(0.02)	(0.51)	11.83	9.49		518	0.35	4.47	0.59	103
2006	10.75	0.39 ^	0.54	0.93	(0.34)	(0.05)	(0.39)	11.29	8.79	(2)	—	0.10 ††	3.48	0.35	15

78	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Financial Highlights

For the years ended March 31,

For a Share Outstanding Throughout each Year

	Net Asset Value, Beginning of Year	Net Investment Income*		Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Assets Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Conservative Strategy Allocation Fund
Class A
2010	$6.08	$0.32		$3.27	$3.59	$(0.33)	$—	$(0.33)	$9.34	59.74%		$23,076	0.10%	3.98%	0.36%	95%
2009	10.50	0.41		(4.20)	(3.79)	(0.45)	(0.18)	(0.63)	6.08	(36.98)		17,248	0.10	4.65	0.35	135
2008	12.20	0.41		(1.34)	(0.93)	(0.61)	(0.16)	(0.77)	10.50	(7.98)		41,902	0.10	3.53	0.34	37
2007	11.30	0.40		1.18	1.58	(0.52)	(0.16)	(0.68)	12.20	14.27		47,553	0.10	3.42	0.34	25
2006(4)	10.18	0.32		1.30	1.62	(0.32)	(0.18)	(0.50)	11.30	16.29		37,197	0.10	3.22	0.37	28
Moderate Strategy Fund
Class A
2010	$7.70	$0.26		$2.22	$2.48	$(0.27)	$(0.12)	$(0.39)	$9.79	32.56%		$305,249	0.10%	2.82%	0.36%	98%
2009	11.05	0.37		(3.27)	(2.90)	(0.40)	(0.05)	(0.45)	7.70	(26.71)		248,422	0.10	3.77	0.35	76
2008	12.43	0.44		(1.16)	(0.72)	(0.55)	(0.11)	(0.66)	11.05	(6.15)		477,612	0.10	3.64	0.34	31
2007	11.82	0.43		0.78	1.21	(0.47)	(0.13)	(0.60)	12.43	10.49		529,251	0.10	3.54	0.34	49
2006	11.03	0.37		0.82	1.19	(0.34)	(0.06)	(0.40)	11.82	10.89		342,663	0.10	3.22	0.35	6
Class I
2010	$7.87	$0.24		$2.27	$2.51	$(0.25)	$(0.12)	$(0.37)	$10.01	32.18%		$2,075	0.35%	2.62%	0.61%	98%
2009	11.28	0.36		(3.34)	(2.98)	(0.38)	(0.05)	(0.43)	7.87	(26.88)		1,283	0.35	3.66	0.60	76
2008	12.67	0.45		(1.21)	(0.76)	(0.52)	(0.11)	(0.63)	11.28	(6.32)		1,411	0.35	3.69	0.59	31
2007	12.05	0.48		0.72	1.20	(0.45)	(0.13)	(0.58)	12.67	10.22		691	0.35	3.82	0.59	49
2006	11.18	0.42	^	0.85	1.27	(0.34)	(0.06)	(0.40)	12.05	11.46	(1)(2)	—	0.10 ††	3.22	0.35	6
Moderate Strategy Allocation Fund
Class A
2010	$8.15	$0.26		$3.85	$4.11	$(0.28)	$—	$(0.28)	$11.98	50.78%		$68,844	0.10%	2.54%	0.36%	57%
2009	13.65	0.35		(5.27)	(4.92)	(0.39)	(0.19)	(0.58)	8.15	(36.58)		56,605	0.10	3.05	0.35	86
2008	15.41	0.37		(1.33)	(0.96)	(0.63)	(0.17)	(0.80)	13.65	(6.65)		120,365	0.10	2.45	0.34	16
2007	14.03	0.35		1.53	1.88	(0.47)	(0.03)	(0.50)	15.41	13.56		128,135	0.10	2.44	0.34	12
2006(4)	12.54	0.28		1.58	1.86	(0.27)	(0.10)	(0.37)	14.03	14.98		91,539	0.10	2.26	0.36	12
Aggressive Strategy Fund
Class A
2010	$6.50	$0.17		$3.26	$3.43	$(0.19)	$—	$(0.19)	$9.74	52.97%		$282,138	0.10%	1.93%	0.36%	121%
2009	12.09	0.27		(5.18)	(4.91)	(0.28)	(0.40)	(0.68)	6.50	(41.12)		224,237	0.10	2.82	0.35	89
2008	13.96	0.34		(1.35)	(1.01)	(0.64)	(0.22)	(0.86)	12.09	(7.83)		410,235	0.10	2.46	0.34	18
2007	13.18	0.36		1.16	1.52	(0.41)	(0.33)	(0.74)	13.96	11.74		404,880	0.10	2.68	0.34	14
2006	11.45	0.28		1.75	2.03	(0.24)	(0.06)	(0.30)	13.18	17.90		192,654	0.10	2.27	0.35	60
Class I
2010	$6.37	$0.15		$3.19	$3.34	$(0.17)	$—	$(0.17)	$9.54	52.61%		$9,397	0.35%	1.78%	0.61%	121%
2009	11.87	0.25		(5.09)	(4.84)	(0.26)	(0.40)	(0.66)	6.37	(41.28)		3,100	0.35	2.66	0.60	89
2008	13.73	0.33		(1.36)	(1.03)	(0.61)	(0.22)	(0.83)	11.87	(8.10)		5,130	0.35	2.42	0.59	18
2007	12.99	0.37		1.09	1.46	(0.39)	(0.33)	(0.72)	13.73	11.47		3,777	0.35	2.74	0.59	14
2006	11.36	0.18	^	1.75	1.93	(0.24)	(0.06)	(0.30)	12.99	17.16	(1)	—	0.10 ††	2.27	0.35	60
Tax-Managed Aggressive Strategy Fund
Class A
2010	$7.47	$0.15		$3.84	$3.99	$(0.16)	$—	$(0.16)	$11.30	53.66%		$51,330	0.10%	1.53%	0.36%	40%
2009	12.85	0.26		(5.38)	(5.12)	(0.24)	(0.02)	(0.26)	7.47	(40.20)		45,280	0.10	2.57	0.35	126
2008	14.29	0.27		(1.06)	(0.79)	(0.42)	(0.23)	(0.65)	12.85	(6.05)		89,007	0.10	1.85	0.34	28
2007	13.26	0.26		1.15	1.41	(0.30)	(0.08)	(0.38)	14.29	10.76		101,161	0.10	1.95	0.34	12
2006	11.54	0.21		1.78	1.99	(0.19)	(0.08)	(0.27)	13.26	17.35		66,660	0.10	1.69	0.35	12

SEI Asset Allocation Trust / Annual Report / March 31, 2010	79

Financial Highlights

For the years ended March 31,

For a Share Outstanding Throughout each Year

	Net Asset Value, Beginning of Year	Net Investment Income*		Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Core Market Strategy Fund
Class A
2010	$7.47	$0.25		$2.13	$2.38	$(0.28)	$—	$(0.28)	$9.57	32.15%		$77,116	0.10%		2.81%	0.36%	148%
2009	10.73	0.38		(3.01)	(2.63)	(0.40)	(0.23)	(0.63)	7.47	(24.87)		58,877	0.10		4.11	0.35	98
2008	11.72	0.43		(0.70)	(0.27)	(0.55)	(0.17)	(0.72)	10.73	(2.61)		106,247	0.10		3.72	0.34	22
2007	11.37	0.42		0.62	1.04	(0.45)	(0.24)	(0.69)	11.72	9.35		99,465	0.10		3.62	0.34	37
2006	10.73	0.35		0.67	1.02	(0.32)	(0.06)	(0.38)	11.37	9.68		84,048	0.10		3.18	0.35	42
Class I
2010	$7.68	$0.30		$2.20	$2.50	$(0.28)	$—	$(0.28)	$9.90	32.84	%(1)(2)	$—	0.10	%††	3.24%	0.36%	148%
2009	11.00	0.41		(3.10)	(2.69)	(0.40)	(0.23)	(0.63)	7.68	(24.80	)(1)	—	0.10	††	4.30	0.35	98
2008	12.01	0.43		(0.73)	(0.30)	(0.54)	(0.17)	(0.71)	11.00	(2.78	)(1)(2)	—	0.10	††	3.60	0.34	22
2007	11.63	0.46		0.61	1.07	(0.45)	(0.24)	(0.69)	12.01	9.40	(1)(2)	—	0.10	††	3.94	0.34	37
2006	10.88	0.43	^	0.70	1.13	(0.32)	(0.06)	(0.38)	11.63	10.57	(1)(2)	—	0.10	††	3.18	0.35	42
Core Market Strategy Allocation Fund
Class A
2010	$6.78	$0.14		$3.49	$3.63	$(0.15)	$—	$(0.15)	$10.26	53.70%		$17,431	0.10%		1.54%	0.36%	48%
2009	12.12	0.24		(5.20)	(4.96)	(0.23)	(0.15)	(0.38)	6.78	(41.37)		14,278	0.10		2.55	0.35	165
2008	13.61	0.25		(0.99)	(0.74)	(0.39)	(0.36)	(0.75)	12.12	(6.01)		21,396	0.10		1.83	0.34	24
2007	12.92	0.25		1.12	1.37	(0.30)	(0.38)	(0.68)	13.61	10.74		25,915	0.10		1.92	0.34	21
2006(4)	11.32	0.19		1.74	1.93	(0.17)	(0.16)	(0.33)	12.92	17.29		20,456	0.10		1.67	0.36	34
Market Growth Strategy Fund
Class A
2010	$6.94	$0.21		$2.72	$2.93	$(0.23)	$—	$(0.23)	$9.64	42.56%		$441,929	0.10%		2.38%	0.36%	136%
2009	11.30	0.32		(4.04)	(3.72)	(0.34)	(0.30)	(0.64)	6.94	(33.37)		369,810	0.10		3.46	0.35	95
2008	12.71	0.39		(1.03)	(0.64)	(0.59)	(0.18)	(0.77)	11.30	(5.43)		717,739	0.10		3.11	0.34	18
2007	12.18	0.39		0.86	1.25	(0.43)	(0.29)	(0.72)	12.71	10.50		726,306	0.10		3.15	0.34	14
2006	11.02	0.32		1.17	1.49	(0.28)	(0.05)	(0.33)	12.18	13.72		466,959	0.10		2.74	0.35	44
Class I
2010	$6.87	$0.19		$2.68	$2.87	$(0.21)	$—	$(0.21)	$9.53	42.07%		$10,249	0.35%		2.16%	0.61%	136%
2009	11.18	0.31		(4.00)	(3.69)	(0.32)	(0.30)	(0.62)	6.87	(33.45)		5,289	0.35		3.39	0.60	95
2008	12.59	0.38		(1.05)	(0.67)	(0.56)	(0.18)	(0.74)	11.18	(5.70)		7,033	0.35		3.09	0.59	18
2007	12.04	0.41		0.84	1.25	(0.41)	(0.29)	(0.70)	12.59	10.66	(1)(2)	4,650	0.35		3.23	0.59	14
2006	10.84	0.36	^	1.17	1.53	(0.28)	(0.05)	(0.33)	12.04	14.32	(1)(2)	—	0.10	††	2.74	0.35	44
Market Growth Strategy Allocation Fund
Class A
2010	$8.15	$0.17		$4.18	$4.35	$(0.17)	$—	$(0.17)	$12.33	53.65%		$97,665	0.10%		1.55%	0.36%	41%
2009	14.33	0.28		(5.99)	(5.71)	(0.26)	(0.21)	(0.47)	8.15	(40.18)		80,428	0.10		2.51	0.35	110
2008	15.95	0.30		(1.20)	(0.90)	(0.46)	(0.26)	(0.72)	14.33	(6.10)		166,544	0.10		1.85	0.34	21
2007	14.82	0.29		1.28	1.57	(0.34)	(0.10)	(0.44)	15.95	10.69		185,677	0.10		1.91	0.34	10
2006(5)	12.89	0.24		1.94	2.18	(0.22)	(0.03)	(0.25)	14.82	17.02		127,791	0.10		1.77	0.36	8

(1)	Class I shares have not been marketed and have a limited number of shares outstanding.
(2)	The total return in Class I exceeds Class A due to rounding.
(3)	Per share amounts have been adjusted for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 7 in the Notes to Financial Statements.
(4)	Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 7 in the Notes to Financial Statements.
(5)	Per share amounts have been adjusted for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 7 in the Notes to Financial Statements.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
††	Excludes a 0.25% Administrative Servicing Fee which currently is not being charged due to the immaterial amount.
*	Per share calculations were performed using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
^	The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

The accompanying notes are an integral part of the financial statements.

80	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Notes to Financial Statements

March 31, 2010

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with nineteen funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares; Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares); Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. generally accepted accounting principles, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the year ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

As of March 31, 2010, all of the Fund’s investments are Level 1.

For the year ended March 31, 2010, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	81

Notes to Financial Statements (Continued)

March 31, 2010

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees, exclusive of Acquired Fund Fee Expenses, and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion. The following are the voluntary expense limitations:

	Class A	Class D	Class I
Diversified Conservative Income Fund	0.12%	1.12%	0.37%
Diversified Conservative Fund	0.12%	1.12%	0.37%
Diversified Global Moderate Growth Fund	0.12%	1.12%	0.37%
Diversified Moderate Growth Fund	0.12%	1.12%	0.37%
Diversified Global Growth Fund	0.12%	1.12%	0.37%
Diversified Global Stock Fund	0.12%	1.12%	0.37%
Diversified U.S. Stock Fund	0.12%	1.12%	0.37%
Defensive Strategy Fund	0.10%	—	0.35%*
Defensive Strategy Allocation Fund	0.10%	—	—
Conservative Strategy Fund	0.10%	—	0.35%
Conservative Strategy Allocation Fund	0.10%	—	—
Moderate Strategy Fund	0.10%	—	0.35%
Moderate Strategy Allocation Fund	0.10%	—	—
Aggressive Strategy Fund	0.10%	—	0.35%
Tax-Managed Aggressive Strategy Fund	0.10%	—	—
Core Market Strategy Fund	0.10%	—	0.35%*
Core Market Strategy Allocation Fund	0.10%	—	—
Market Growth Strategy Fund	0.10%	—	0.35%
Market Growth Strategy Allocation Fund	0.10%	—	—

* Includes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

Distribution, Administrative Servicing and Shareholder Servicing Agreements — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*
Diversified Conservative Income Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Conservative Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Global Moderate Growth Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Moderate Growth Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Global Growth Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Global Stock Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified U.S. Stock Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Defensive Strategy Fund
Class I	—	0.25%**	—
Conservative Strategy Fund
Class I	—	0.25%	—
Moderate Strategy Fund
Class I	—	0.25%	—
Aggressive Strategy Fund
Class I	—	0.25%	—
Core Market Strategy Fund
Class I	—	0.25%**	—
Market Growth Strategy Fund
Class I	—	0.25%	—

* These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

** This fee is not currently being charged to the Class due to the immaterial amount.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for each Fund with Class D shares. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the year ended March 31, 2010.

82	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

SIMC is the sole shareholder of Class I Shares of Defensive Strategy Fund and Core Market Strategy Fund.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the years ended March 31,

	Diversified Conservative Income Fund		Diversified Conservative Fund		Diversified Global Moderate Growth Fund		Diversified Moderate Growth Fund
	2010	2009	2010	2009	2010	2009	2010	2009
Shares Issued and Redeemed:
Class A:
Shares Issued	653	1,044	775	1,284	2,108	2,557	956	1,475
Shares Issued in Lieu of Cash Distributions	80	164	108	295	242	925	111	568
Shares Redeemed	(964)	(1,781)	(1,387)	(3,250)	(3,872)	(4,494)	(2,218)	(7,866)
Total Class A Transactions	(231)	(573)	(504)	(1,671)	(1,522)	(1,012)	(1,151)	(5,823)
Class D:
Shares Issued	33	125	62	96	129	52	146	140
Shares Issued in Lieu of Cash Distributions	6	21	7	24	5	17	9	58
Shares Redeemed	(410)	(105)	(257)	(109)	(39)	(258)	(195)	(337)
Total Class D Transactions	(371)	41	(188)	11	95	(189)	(40)	(139)
Class I:
Shares Issued	277	211	283	271	738	782	350	416
Shares Issued in Lieu of Cash Distributions	11	16	15	36	53	211	21	89
Shares Redeemed	(106)	(266)	(302)	(306)	(903)	(985)	(338)	(543)
Total Class I Transactions	182	(39)	(4)	1	(112)	8	33	(38)
Decrease in Capital Shares	(420)	(571)	(696)	(1,659)	(1,539)	(1,193)	(1,158)	(6,000)

	Diversified Global Growth Fund		Diversified Global Stock Fund		Diversified U.S. Stock Fund
	2010	2009	2010	2009	2010	2009
Shares Issued and Redeemed:
Class A:
Shares Issued	1,751	2,514	1,234	2,238	624	730
Shares Issued in Lieu of Cash Distributions	123	1,052	75	92	19	43
Shares Redeemed	(4,665)	(6,142)	(2,657)	(2,764)	(907)	(1,145)
Total Class A Transactions	(2,791)	(2,576)	(1,348)	(434)	(264)	(372)
Class D:
Shares Issued	137	112	63	116	55	84
Shares Issued in Lieu of Cash Distributions	4	50	5	4	1	2
Shares Redeemed	(85)	(175)	(96)	(99)	(115)	(136)
Total Class D Transactions	56	(13)	(28)	21	(59)	(50)
Class I:
Shares Issued	879	1,012	472	664	116	106
Shares Issued in Lieu of Cash Distributions	41	329	19	19	2	4
Shares Redeemed	(1,201)	(1,256)	(625)	(700)	(97)	(100)
Total Class I Transactions	(281)	85	(134)	(17)	21	10
Decrease in Capital Shares	(3,016)	(2,504)	(1,510)	(430)	(302)	(412)

SEI Asset Allocation Trust / Annual Report / March 31, 2010	83

Notes to Financial Statements (Continued)

March 31, 2010

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
	2010	2009	2010	2009	2010	2009
Shares Issued and Redeemed:
Class A:
Shares Issued	2,095	4,390	332	1,557	4,633	10,510
Shares Issued in Lieu of Cash Distributions	47	133	45	118	291	501
Shares Redeemed	(3,092)	(4,304)	(725)	(1,834)	(6,410)	(10,580)
Total Class A Transactions	(950)	219	(348)	(159)	(1,486)	431
Class I:
Shares Issued	—	—	N/A	N/A	91	89
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	4	5
Shares Redeemed	—	—	N/A	N/A	(40)	(69)
Total Class I Transactions	—	—	N/A	N/A	55	25
Increase (Decrease) in Capital Shares	(950)	219	(348)	(159)	(1,431)	456

	Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
	2010	2009	2010	2009	2010	2009
Shares Issued and Redeemed:
Class A:
Shares Issued	981	3,822	6,925	10,318	1,144	6,656
Shares Issued in Lieu of Cash Distributions	95	256	1,279	1,834	148	432
Shares Redeemed	(1,441)	(5,234)	(9,267)	(23,102)	(2,488)	(8,960)
Total Class A Transactions	(365)	(1,156)	(1,063)	(10,950)	(1,196)	(1,872)
Class I:
Shares Issued	N/A	N/A	91	110	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	6	5	N/A	N/A
Shares Redeemed	N/A	N/A	(53)	(77)	N/A	N/A
Total Class I Transactions	N/A	N/A	44	38	N/A	N/A
Decrease in Capital Shares	(365)	(1,156)	(1,019)	(10,912)	(1,196)	(1,872)

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
	2010	2009	2010	2009	2010	2009
Shares Issued and Redeemed:
Class A:
Shares Issued	8,467	22,088	818	11,529	2,525	4,545
Shares Issued in Lieu of Cash Distributions	650	3,249	77	236	241	641
Shares Redeemed	(14,684)	(24,742)	(2,414)	(12,630)	(2,592)	(7,208)
Total Class A Transactions	(5,567)	595	(1,519)	(865)	174	(2,022)
Class I:
Shares Issued	654	447	N/A	N/A	—	—
Shares Issued in Lieu of Cash Distributions	16	37	N/A	N/A	—	—
Shares Redeemed	(172)	(429)	N/A	N/A	—	—
Total Class I Transactions	498	55	N/A	N/A	—	—
Increase (Decrease) in Capital Shares	(5,069)	650	(1,519)	(865)	174	(2,022)

	Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	2010	2009	2010	2009	2010	2009
Shares Issued and Redeemed:
Class A:
Shares Issued	298	4,296	11,613	30,426	1,265	18,167
Shares Issued in Lieu of Cash Distributions	29	113	1,263	4,792	127	643
Shares Redeemed	(733)	(4,069)	(20,284)	(45,498)	(3,338)	(20,561)
Total Class A Transactions	(406)	340	(7,408)	(10,280)	(1,946)	(1,751)
Class I:
Shares Issued	N/A	N/A	549	615	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	21	42	N/A	N/A
Shares Redeemed	N/A	N/A	(264)	(516)	N/A	N/A
Total Class I Transactions	N/A	N/A	306	141	N/A	N/A
Increase (Decrease) in Capital Shares	(406)	340	(7,102)	(10,139)	(1,946)	(1,751)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class I shares currently not offered.

84	SEI Asset Allocation Trust / Annual Report / March 31, 2010

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2010, were as follows ($ Thousands):

Total
Diversified Conservative Income Fund
Purchases	$53,074
Sales	57,635
Diversified Conservative Fund
Purchases	71,277
Sales	77,472
Diversified Global Moderate Growth Fund
Purchases	178,117
Sales	193,663
Diversified Moderate Growth Fund
Purchases	117,957
Sales	128,792
Diversified Global Growth Fund
Purchases	172,544
Sales	199,772
Diversified Global Stock Fund
Purchases	80,920
Sales	95,415
Diversified U.S. Stock Fund
Purchases	57,098
Sales	60,438
Defensive Strategy Fund
Purchases	19,899
Sales	14,110
Defensive Strategy Allocation Fund
Purchases	9,307
Sales	12,057
Conservative Strategy Fund
Purchases	67,593
Sales	71,705
Conservative Strategy Allocation Fund
Purchases	21,310
Sales	24,306
Moderate Strategy Fund
Purchases	281,638
Sales	295,330
Moderate Strategy Allocation Fund
Purchases	37,294
Sales	50,572
Aggressive Strategy Fund
Purchases	343,962
Sales	391,905
Tax-Managed Aggressive Strategy Fund
Purchases	20,473
Sales	35,444
Core Market Strategy Fund
Purchases	105,098
Sales	103,827
Core Market Strategy Allocation Fund
Purchases	8,248
Sales	12,073
Market Growth Strategy Fund
Purchases	601,305
Sales	665,463
Market Growth Strategy Allocation Fund
Purchases	37,674
Sales	58,343

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for

Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2010, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds have been reclassified to/from the following accounts as of March 31, 2010 ($ Thousands):

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Diversified Conservative Income Fund	$120	$(120)	$—
Diversified Conservative Fund	146	(146)	—
Diversified Global Moderate Growth Fund	301	(301)	—
Diversified Moderate Growth Fund	201	(201)	—
Diversified Global Growth Fund	265	(265)	—
Diversified Global Stock Fund	116	(114)	(2)
Diversified U.S. Stock Fund	97	(96)	(1)
Defensive Strategy Fund	24	(24)	—
Defensive Strategy Allocation Fund	10	(10)	—
Conservative Strategy Fund	96	(96)	—
Conservative Strategy Allocation Fund	20	(20)	—
Moderate Strategy Fund	392	(392)	—
Moderate Strategy Allocation Fund	33	(33)	—
Aggressive Strategy Fund	477	(477)	—
Tax-Managed Aggressive Strategy Fund	11	(11)	—
Core Market Strategy Fund	218	(218)	—
Core Market Strategy Allocation Fund	4	(4)	—
Market Growth Strategy Fund	1,046	(1,046)	—
Market Growth Strategy Allocation Fund	20	(20)	—

SEI Asset Allocation Trust / Annual Report / March 31, 2010	85

Notes to Financial Statements (Continued)

March 31, 2010

The tax character of dividends and distributions paid during the fiscal years ended March 31, 2010 and March 31, 2009 were as follows ($ Thousands):

	Ordinary Income		Long-term Capital Gain		Totals
	2010	2009	2010	2009	2010	2009
Diversified Conservative Income Fund	$963	$1,631	$—	$288	$963	$1,919
Diversified Conservative Fund	1,179	2,096	—	842	1,179	2,938
Diversified Global Moderate Growth Fund	2,629	4,640	—	4,248	2,629	8,888
Diversified Moderate Growth Fund	1,342	3,143	—	3,042	1,342	6,185
Diversified Global Growth Fund	1,556	3,488	—	7,528	1,556	11,016
Diversified Global Stock Fund	1,000	948	—	—	1,000	948
Diversified U.S. Stock Fund	255	497	—	—	255	497
Defensive Strategy Fund	463	1,312	—	—	463	1,312
Defensive Strategy Allocation Fund	426	771	—	259	426	1,030
Conservative Strategy Fund	2,799	4,718	—	—	2,799	4,718
Conservative Strategy Allocation Fund	929	1,583	—	552	929	2,135
Moderate Strategy Fund	8,754	15,134	3,575	1,810	12,329	16,944
Moderate Strategy Allocation Fund	1,729	3,032	—	1,431	1,729	4,463
Aggressive Strategy Fund	6,085	10,221	—	14,196	6,085	24,417
Tax-Managed Aggressive Strategy Fund	809	1,981	—	149	809	2,130
Core Market Strategy Fund	2,219	3,470	—	1,868	2,219	5,338
Core Market Strategy Allocation Fund	272	535	—	406	272	941
Market Growth Strategy Fund	11,733	20,850	—	17,398	11,733	38,248
Market Growth Strategy Allocation Fund	1,480	3,563	—	2,632	1,480	6,195

As of March 31, 2010, the components of Accumulated Losses on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Losses
Diversified Conservative Income Fund	$5	$—	$(6,816)	$—	$1,867	$(4,944)
Diversified Conservative Fund	5	—	(11,642)	(31)	2,298	(9,370)
Diversified Global Moderate Growth Fund	10	—	(28,895)	(1,889)	(1,500)	(32,274)
Diversified Moderate Growth Fund	7	—	(29,814)	(29)	2,281	(27,555)
Diversified Global Growth Fund	3	—	(48,544)	(497)	3,615	(45,423)
Diversified Global Stock Fund	—	—	(21,958)	(1,005)	(3,040)	(26,003)
Diversified U.S. Stock Fund	—	—	(29,682)	—	5,102	(24,580)
Defensive Strategy Fund	2	—	(5,419)	(41)	168	(5,290)
Defensive Strategy Allocation Fund	2	—	(2,045)	(586)	(1,037)	(3,666)
Conservative Strategy Fund	12	—	(18,025)	(363)	(4,229)	(22,605)
Conservative Strategy Allocation Fund	4	—	(7,866)	—	1,914	(5,948)
Moderate Strategy Fund	28	—	(61,042)	(4,141)	(19,829)	(84,984)
Moderate Strategy Allocation Fund	5	—	(10,251)	(2,489)	(3,504)	(16,239)
Aggressive Strategy Fund	16	—	(131,758)	—	15,606	(116,136)
Tax-Managed Aggressive Strategy Fund	1	—	(24,132)	(479)	11,027	(13,583)
Core Market Strategy Fund	8	—	(17,166)	—	2,601	(14,557)
Core Market Strategy Allocation Fund	—	—	(6,324)	(305)	3,593	(3,036)
Market Growth Strategy Fund	42	—	(169,307)	(2,311)	10,941	(160,635)
Market Growth Strategy Allocation Fund	3	—	(41,490)	(1,012)	14,033	(28,466)
Amounts designated as “—” are $0 or have been rounded to $0.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through March 31, 2010 that, in accordance with Federal income tax regulations, the Trust has elected to defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2010 as follows ($ Thousands):

	Years Expiring	Amounts
Diversified Conservative Income Fund	2018	$6,251
	2017	565

		$6,816

	Years Expiring	Amounts
Diversified Conservative Fund	2018	$9,926
	2017	1,716

		$11,642

Diversified Global Moderate Growth Fund	2018	$27,034
	2017	1,861

		$28,895

Diversified Moderate Growth Fund	2018	$26,231
	2017	3,583

		$29,814

86	SEI Asset Allocation Trust / Annual Report / March 31, 2010

	Years Expiring	Amounts
Diversified Global Growth Fund	2018	$44,344
	2017	4,200

		$48,544

Diversified Global Stock Fund	2018	$21,958

Diversified U.S. Stock Fund	2018	$17,641
	2017	840
	2015	11,201

		$29,682

Defensive Strategy Fund	2018	$1,458
	2017	3,961

		$5,419

Defensive Strategy Allocation Fund	2018	$1,950
	2017	95

		$2,045

Conservative Strategy Fund	2018	$7,821
	2017	10,077
	2016	127

		$18,025

Conservative Strategy Allocation Fund	2018	$7,411
	2017	455

		$7,866

Moderate Strategy Fund	2018	$61,042

Moderate Strategy Allocation Fund	2018	$8,581
	2017	1,670

		$10,251

Aggressive Strategy Fund	2018	$128,467
	2017	3,291

		$131,758

Tax-Managed Aggressive Strategy Fund	2018	$23,243
	2017	889

		$24,132

Core Market Strategy Fund	2018	$14,704
	2017	2,462

		$17,166

Core Market Strategy Allocation Fund	2018	$6,165
	2017	159

		$6,324

Market Growth Strategy Fund	2018	$157,235
	2017	12,072

		$169,307

Market Growth Strategy Allocation Fund	2018	$40,202
	2017	1,288

		$41,490

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net realized capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2010, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation/ (Depreciation)
Diversified Conservative Income Fund	$41,083	$1,868	$(1)	$1,867
Diversified Conservative Fund	44,540	2,760	(462)	2,298
Diversified Global Moderate Growth Fund	128,334	11,176	(12,676)	(1,500)
Diversified Moderate Growth Fund	75,123	5,142	(2,861)	2,281
Diversified Global Growth Fund	122,247	10,537	(6,922)	3,615
Diversified Global Stock Fund	68,848	7,819	(10,859)	(3,040)
Diversified US Stock Fund	40,927	5,110	(8)	5,102
Defensive Strategy Fund	42,836	596	(428)	168
Defensive Strategy Allocation Fund	10,720	291	(1,328)	(1,037)
Conservative Strategy Fund	115,523	1,785	(6,014)	(4,229)
Conservative Strategy Allocation Fund	21,678	3,877	(1,963)	1,914
Moderate Strategy Fund	326,279	8,072	(27,901)	(19,829)
Moderate Strategy Allocation Fund	72,355	1,833	(5,337)	(3,504)
Aggressive Strategy Fund	276,479	30,525	(14,919)	15,606
Tax-Managed Aggressive Strategy Fund	40,685	11,481	(454)	11,027
Core Market Strategy Fund	74,351	5,001	(2,400)	2,601
Core Market Strategy Allocation Fund	13,789	3,822	(229)	3,593
Market Growth Strategy Fund	440,260	34,341	(23,400)	10,941
Market Growth Strategy Allocation Fund	83,400	16,525	(2,492)	14,033

The difference between tax cost and book cost is primarily attributable to wash sales.

7. REVERSE SHARE SPLIT

On May 6, 2005, the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund (the “Strategy Allocation Funds”) declared a reverse share split, as approved by the Board of Trustees, in order to bring the NAV of each Fund above $10 per share. The details of the reverse split are as follows:

Split Ratio
Defensive Strategy Allocation Fund	1 for 4
Conservative Strategy Allocation Fund	1 for 2
Moderate Strategy Allocation Fund	1 for 2
Core Market Strategy Allocation Fund	1 for 2
Market Growth Strategy Allocation Fund	2 for 3

8. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements

SEI Asset Allocation Trust / Annual Report / March 31, 2010	87

Notes to Financial Statements

March 31, 2010

is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

9. CONCENTRATION RISK

In the normal course of business, the Funds invest solely in underlying funds that are comprised of fixed income and equity securities in specific industries, and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

10. RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. Management is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11. SUBSEQUENT EVENT

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2010.

88	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

SEI Asset Allocation Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SEI Asset Allocation Trust, comprising the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund, (collectively, the “Funds”), as of March 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the transfer agent of the underlying funds or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Asset Allocation Trust as of March 31, 2010, the results of its operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

June 1, 2010

SEI Asset Allocation Trust / Annual Report / March 31, 2010	89

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of March 31, 2010.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive, Oaks, PA 19456 69 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
James M. Storey One Freedom Valley Drive, Oaks, PA 19456 78 yrs. old	Trustee	since 1995	Attorney, sole practitioner since 1994. Partner, Dechert Price & Rhoads, September 1987- December 1993.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, and U.S. Charitable Gift Trust.
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 1996	Self-Employed Consultant, Newfound Consultants Inc. since April 1997.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian registered mutual funds.

*Messrs.	Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]Each

trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]The

Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

90	SEI Asset Allocation Trust / Annual Report / March 31, 2010

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 63 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	81	Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 52 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	81	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive, Oaks, PA 19456 62 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	81	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 67 yrs. old	Trustee	since 2007	Private Investor since 1994.	81	Trustee of the Advisors’ Inner Circle Fund, The Advisor’s Inner Circle Fund II, and Bishop Street Funds.
Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 66 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., from January 1998-August 2003. Director, Colonial BancGroup, Inc., 2003-2009. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation), 2007-2009.	81	Director of St. Joseph’s Translational Research Institute; Board of Councilors of the Charter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Stephen F. Panner One Freedom Valley Drive, Oaks, PA 19456 39 yrs. old	Controller and Chief Financial Officer	since 2005	Fund Accounting Director of the Administrator since 2005. Fund Administration Manager, Old Mutual Fund Services, 2000-2005.	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 47 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolio, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.	N/A	N/A

SEI Asset Allocation Trust / Annual Report / March 31, 2010	91

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
James Ndiaye One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 39 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 33 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President	since 2004	Director of Portfolio Implementations for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Andrew S. Decker One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Anti-Money Laundering Compliance Officer	since 2008	Compliance Officer and Product Manager, SEI 2005-2008. Vice President, Old Mutual Capital, 2000-2005.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 29 yrs. old	Privacy Officer	since 2009	Compliance Officer of SEI Investments Company, since 2003.	N/A	N/A

[1]Each

trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]The

Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

92	SEI Asset Allocation Trust / Annual Report / March 31, 2010

SEI ASSET ALLOCATION TRUST — MARCH 31, 2010

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include among others costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways.

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses that you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at the ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result of your Fund in the “Expenses Paid During Period” column with the those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Annualized Expense Ratios	Expenses Paid During Period*
Diversified Conservative Income Fund
Actual Fund Return
Class A	$1,000.00	$1,044.00	0.12%	$0.61
Class D	1,000.00	1,038.90	1.12	5.69
Class I	1,000.00	1,043.30	0.37	1.88
Hypothetical 5% Return
Class A	$1,000.00	$1,024.33	0.12%	$0.61
Class D	1,000.00	1,019.35	1.12	5.64
Class I	1,000.00	1,023.09	0.37	1.87

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Annualized Expense Ratios	Expenses Paid During Period*
Diversified Conservative Fund
Actual Fund Return
Class A	$1,000.00	$1,056.20	0.12%	$0.62
Class D	1,000.00	1,051.70	1.12	5.73
Class I	1,000.00	1,056.80	0.37	1.90
Hypothetical 5% Return
Class A	$1,000.00	$1,024.33	0.12%	$0.61
Class D	1,000.00	1,019.35	1.12	5.64
Class I	1,000.00	1,023.09	0.37	1.87

SEI Asset Allocation Trust / Annual Report / March 31, 2010	93

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Annualized Expense Ratios	Expenses Paid During Period*
Diversified Global Moderate Growth Fund
Actual Fund Return
Class A	$1,000.00	$1,078.50	0.12%	$0.62
Class D	1,000.00	1,072.20	1.12	5.79
Class I	1,000.00	1,075.70	0.37	1.91
Hypothetical 5% Return
Class A	$1,000.00	$1,024.33	0.12%	$0.61
Class D	1,000.00	1,019.35	1.12	5.64
Class I	1,000.00	1,023.09	0.37	1.87
Diversified Moderate Growth Fund
Actual Fund Return
Class A	$1,000.00	$1,071.20	0.12%	$0.62
Class D	1,000.00	1,066.10	1.12	5.77
Class I	1,000.00	1,070.50	0.37	1.91
Hypothetical 5% Return
Class A	$1,000.00	$1,024.33	0.12%	$0.61
Class D	1,000.00	1,019.35	1.12	5.64
Class I	1,000.00	1,023.09	0.37	1.87
Diversified Global Growth Fund
Actual Fund Return
Class A	$1,000.00	$1,088.70	0.12%	$0.62
Class D	1,000.00	1,082.70	1.12	5.82
Class I	1,000.00	1,085.80	0.37	1.92
Hypothetical 5% Return
Class A	$1,000.00	$1,024.33	0.12%	$0.61
Class D	1,000.00	1,019.35	1.12	5.64
Class I	1,000.00	1,023.09	0.37	1.87
Diversified Global Stock Fund
Actual Fund Return
Class A	$1,000.00	$1,097.00	0.12%	$0.63
Class D	1,000.00	1,091.60	1.12	5.84
Class I	1,000.00	1,096.10	0.37	1.93
Hypothetical 5% Return
Class A	$1,000.00	$1,024.33	0.12%	$0.61
Class D	1,000.00	1,019.35	1.12	5.64
Class I	1,000.00	1,023.09	0.37	1.87
Diversified U.S. Stock Fund
Actual Fund Return
Class A	$1,000.00	$1,116.90	0.12%	$0.63
Class D	1,000.00	1,110.70	1.12	5.89
Class I	1,000.00	1,115.20	0.37	1.95
Hypothetical 5% Return
Class A	$1,000.00	$1,024.33	0.12%	$0.61
Class D	1,000.00	1,019.35	1.12	5.64
Class I	1,000.00	1,023.09	0.37	1.87
Defensive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,018.30	0.10%	$0.50
Class I	1,000.00	1,016.10	0.10	0.50
Hypothetical 5% Return
Class A	$1,000.00	$1,024.43	0.10%	$0.50
Class I	1,000.00	1,024.43	0.10	0.50
Defensive Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,139.70	0.10%	$0.53
Hypothetical 5% Return
Class A	$1,000.00	$1,024.43	0.10%	$0.50
Conservative Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,050.90	0.10%	$0.51
Class I	1,000.00	1,049.50	0.35	1.79
Hypothetical 5% Return
Class A	$1,000.00	$1,024.43	0.10%	$0.50
Class I	1,000.00	1,023.19	0.35	1.77

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,139.00	0.10%	$0.53
Hypothetical 5% Return
Class A	$1,000.00	$1,024.43	0.10%	$0.50
Moderate Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,077.10	0.10%	$0.52
Class I	1,000.00	1,075.80	0.35	1.81
Hypothetical 5% Return
Class A	$1,000.00	$1,024.43	0.10%	$0.50
Class I	1,000.00	1,023.19	0.35	1.77
Moderate Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,117.60	0.10%	$0.53
Hypothetical 5% Return
Class A	$1,000.00	$1,024.43	0.10%	$0.50
Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,101.00	0.10%	$0.52
Class I	1,000.00	1,099.00	0.35	1.83
Hypothetical 5% Return
Class A	$1,000.00	$1,024.43	0.10%	$0.50
Class I	1,000.00	1,023.19	0.35	1.77
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,106.80	0.10%	$0.53
Hypothetical 5% Return
Class A	$1,000.00	$1,024.43	0.10%	$0.50
Core Market Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,064.40	0.10%	$0.51
Class I	1,000.00	1,067.80	0.10	0.52
Hypothetical 5% Return
Class A	$1,000.00	$1,024.43	0.10%	$0.50
Class I	1,000.00	1,024.43	0.10	0.50
Core Market Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,106.60	0.10%	$0.53
Hypothetical 5% Return
Class A	$1,000.00	$1,024.43	0.10%	$0.50
Market Growth Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,082.20	0.10%	$0.52
Class I	1,000.00	1,081.40	0.35	1.82
Hypothetical 5% Return
Class A	$1,000.00	$1,024.43	0.10%	$0.50
Class I	1,000.00	1,023.19	0.35	1.77
Market Growth Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,106.80	0.10%	$0.53
Hypothetical 5% Return
Class A	$1,000.00	$1,024.43	0.10%	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

94	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited)

SEI Asset Allocation Trust (“the Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the assets of each series of the Trust (each, a “Fund” and, collectively, the “Funds”).

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, each Fund’s Investment Advisory Agreement must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund’s Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, the Board requested and received written materials from SIMC regarding: (a) the quality of SIMC’s investment management and other services; (b) SIMC’s investment management personnel; (c) SIMC’s operations and financial condition; (d) SIMC’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s profitability from its Fund-related operations; (h) SIMC’s compliance systems; (i) SIMC’s policies on and compliance procedures for personal securities transactions; (j) SIMC’s reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund’s performance compared with similar mutual funds.

At the March 24, 2010 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and approved the selection of SIMC to act as investment advisor for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•	the nature, extent and quality of the services provided to the Funds under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Funds;

•	each Fund’s investment performance and how it compared to that of other comparable mutual funds;

•	each Fund’s expenses under its Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•	the profitability of SIMC and its affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

SEI Asset Allocation Trust / Annual Report / March 31, 2010	95

•	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreement.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Advisory Agreement. Specifically, the Trustees considered each Fund’s performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Advisory Agreement.

Fund Expenses. With respect to the Funds’ expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and each Fund’s net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund’s respective peer group. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

96	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 31, 2010 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2010 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2010 the Funds of the SEI Asset Allocation Trust are designating the following items with regard to distributions paid during the year.

							Foreign Investors
Fund	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Interest Income(3)	Interest Related Dividends(4)	Short-Term Capital Gains Dividends(5)
Diversified Conservative Income Fund	0%	100%	100%	4%	4%	7%	36%	0%
Diversified Conservative Fund	0%	100%	100%	5%	5%	7%	35%	0%
Diversified Global Moderate Growth Fund	0%	100%	100%	15%	15%	5%	22%	0%
Diversified Moderate Growth Fund	0%	100%	100%	10%	10%	7%	32%	0%
Diversified Global Growth Fund	0%	100%	100%	21%	21%	4%	18%	0%
Diversified Global Stock Fund	0%	100%	100%	55%	64%	0%	0%	100%
Diversified U.S. Stock Fund	0%	100%	100%	76%	72%	0%	0%	0%
Defensive Strategy Fund	0%	100%	100%	2%	2%	10%	27%	0%
Defensive Strategy Allocation Fund	0%	100%	100%	11%	11%	0%	0%	0%
Conservative Strategy Fund	0%	100%	100%	3%	3%	5%	16%	0%
Conservative Strategy Allocation Fund	0%	100%	100%	14%	14%	0%	0%	0%
Moderate Strategy Fund	29%	71%	100%	9%	10%	5%	15%	100%
Moderate Strategy Allocation Fund	0%	100%	100%	26%	26%	0%	0%	0%
Aggressive Strategy Fund	0%	100%	100%	21%	21%	0%	1%	0%
Tax-Managed Aggressive Strategy Allocation Fund	0%	100%	100%	37%	38%	0%	0%	0%
Core Market Strategy Fund	0%	100%	100%	4%	4%	6%	26%	0%
Core Market Strategy Allocation Fund	0%	100%	100%	39%	39%	0%	0%	0%
Market Growth Strategy Fund	0%	100%	100%	2%	2%	3%	16%	0%
Market Growth Strategy Allocation Fund	0%	100%	100%	37%	37%	0%	0%	0%

Items (A) and (B) are based on the percentage of the Fund’s total distribution.

(1)	The percentage in this column represents dividends which qualify for the Corporate “Dividends Received Deduction,” and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law. This provision of the Internal Revenue Code will be expiring for tax years beginning after December 31, 2010.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, and New York, the statutory threshold requirements were not met.

(4)	The percentage in this column represents the amount of “Interest-Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will expire for years beginning after December 31, 2009.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will expire for years beginning after December 31, 2009.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	97

SUPPLEMENTAL FINANCIAL INFORMATION

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

SIMT Large Cap Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 10.9%
Amazon.com*	0.8%	72,155	$9,793
Comcast, Cl A	0.5	344,660	6,487
Ford Motor*	0.6	638,454	8,025
Time Warner	0.7	284,617	8,900
Time Warner Cable, Cl A	0.6	130,100	6,936
Other Securities	7.7		99,356

			139,497

Consumer Staples — 8.6%
Coca-Cola	0.6	140,805	7,744
PepsiCo	0.8	150,817	9,978
Philip Morris International	0.8	205,029	10,694
Procter & Gamble	1.3	264,754	16,751
SYSCO	0.5	197,077	5,814
Walgreen	0.8	271,986	10,088
Wal-Mart Stores	0.5	123,320	6,857
Other Securities	3.3		42,321

			110,247

Energy — 9.5%
Chevron	1.8	294,864	22,359
ConocoPhillips	1.2	303,933	15,552
Exxon Mobil	2.2	425,332	28,489
Murphy Oil	0.5	113,328	6,368
Other Securities	3.8		49,635

			122,403

Financials — 15.6%
Aflac	0.5	124,716	6,771
American Express	1.0	300,394	12,394
Bank of America	1.3	924,222	16,497
Goldman Sachs Group	0.9	65,699	11,210
JPMorgan Chase	1.5	441,126	19,740
US Bancorp	0.6	268,459	6,948
Wells Fargo	1.6	658,423	20,490
Other Securities	8.2		106,363

			200,413

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 13.4%
Aetna	0.6%	203,086	$7,130
Allergan	0.8	165,465	10,808
Amgen*	1.0	212,690	12,710
Cardinal Health	0.5	157,039	5,658
Johnson & Johnson	1.2	238,413	15,545
McKesson	0.5	91,297	6,000
Medtronic	0.5	131,492	5,921
Pfizer	1.1	813,215	13,947
UnitedHealth Group	0.9	350,100	11,438
WellPoint*	0.5	92,301	5,942
Other Securities	5.8		76,496

			171,595

Industrials — 9.0%
General Electric	1.2	837,444	15,242
United Technologies	0.6	111,530	8,210
Other Securities	7.2		91,868

			115,320

Information Technology — 20.4%
Apple*	1.7	92,628	21,761
Cisco Systems*	1.3	607,217	15,806
eBay*	0.5	252,400	6,802
EMC*	0.6	419,450	7,567
Google, Cl A*	1.4	30,566	17,331
Hewlett-Packard	1.1	260,464	13,844
Intel	0.9	511,401	11,384
International Business Machines	1.6	156,515	20,073
Microsoft	2.0	894,315	26,177
Qualcomm	1.0	293,800	12,337
Texas Instruments	0.7	344,021	8,418
Visa, Cl A	0.7	97,175	8,846
Other Securities	6.9		91,685

			262,031

Materials — 3.3%
Other Securities	3.3		41,720

Telecommunication Services — 2.8%
AT&T	1.5	721,388	18,641
Verizon Communications	0.7	275,645	8,551
Other Securities	0.6		8,816

			36,008

Utilities — 3.3%
AES*	0.6	644,000	7,084
Other Securities	2.7%		35,156

			42,240

Total Common Stock (Cost $1,126,433) ($ Thousands)			1,241,474

98	SEI Asset Allocation Trust / Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

SIMT Large Cap Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**†	2.8	36,024,392	$36,024

Total Cash Equivalent (Cost $36,024) ($ Thousands)			36,024

U.S. TREASURY OBLIGATIONS (A) — 0.3%
Other Securities	0.3		4,251

Total U.S. Treasury Obligations (Cost $4,251) ($ Thousands)			4,251

Total Investments — 99.9% (Cost $1,166,708) ($ Thousands)			$1,281,749

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	63	Jun-2010	$58
S&P 500 Composite Index	89	Jun-2010	418
S&P Mid 400 Index E-MINI	43	Jun-2010	41

			$517

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,283,092 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,241,474	$—	$—	$1,241,474
Cash Equivalent	36,024	—	—	36,024
U.S. Treasury Obligations	—	4,251	—	4,251

Total Investments in Securities	$1,277,498	$4,251	$—	$1,281,749

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$517	$—	$—	$517

*	Futures contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2010	99

Statement of Assets and Liabilities ($ Thousands)

March 31, 2010 (Unaudited)

	SIMT Large Cap Fund(1)
ASSETS:
Investments, at value†	$1,245,725
Affiliated investment, at value††	36,024
Cash	13
Receivable for investment securities sold	5,282
Receivable for fund shares sold	2,703
Dividends and interest receivable	1,426
Prepaid expenses	45
Total Assets	1,291,218
LIABILITIES:
Payable for investment securities purchased	5,319
Payable for fund shares redeemed	1,755
Payable for variation margin	135
Administration fees payable	375
Investment advisory fees payable	381
Shareholder servicing fees payable Class A	161
Total Liabilities	8,126
Net Assets	$1,283,092
† Cost of investments and repurchase agreements	1,130,684
†† Cost of affiliated investments	36,024
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,149,283
Undistributed (distributions in excess of) net investment income	264
Accumulated net realized gain (loss) on investments, option contracts, futures, swap contracts, swaptions and foreign currency	17,987
Net unrealized appreciation on investments, affiliated investments and option contracts	115,041
Net unrealized appreciation (depreciation) on futures contracts	517
Net Assets	$1,283,092
Net Asset Value, Offering and Redemption Price Per Share — Class A	$11.01
	($1,283,091,787 ÷ 116,546,993 shares	)

(1)	Commenced operations on October 1, 2009.

100	SEI Asset Allocation Trust / Annual Report / March 31, 2010

SEI ASSET ALLOCATION TRUST ANNUAL REPORT MARCH 31, 2010

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Keri E. Rohn

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-121 (3/10)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent trustees as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

For each of the last two fiscal years, the aggregate fees for which KPMG LLP (“KPMG”) billed the Registrant for services as follows:

		FYE 2010			FYE 2009
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$145,000	N/A	$0	$145,000	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees	$0	$269,500	$0	$0	$234,500	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2010	2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $269,500 and $234,500 for 2010 and 2009, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the Registrant.

(h) During the past fiscal year no non-audit services were provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments (Unaudited)

SIMT Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 10.9%
99 Cents Only Stores *	14,200	$232
Abercrombie & Fitch, Cl A	2,400	110
Advance Auto Parts	3,700	155
Aeropostale *	33,446	964
Amazon.com *	72,155	9,793
American Eagle Outfitters	5,000	93
American Greetings, Cl A	14,200	296
Apollo Group, Cl A *	38,650	2,369
ArvinMeritor *	4,700	63
Autoliv	20,900	1,077
Autonation *	1,700	31
Autozone *	283	49
Bed Bath & Beyond *	3,300	144
Best Buy	33,600	1,429
Big 5 Sporting Goods	2,900	44
Big Lots *	19,300	703
BorgWarner *	2,800	107
Brinker International	1,600	31
Brink’s Home Security Holdings *	4,618	196
Cablevision Systems, Cl A	13,710	331
Career Education *	4,900	155
Carmax *	14,000	352
Carnival	800	31
CBS, Cl B	1,100	15
Chico’s FAS	62,800	906
Chipotle Mexican Grill, Cl A *	6,000	676
Coach	102,810	4,063
Comcast, Cl A	344,660	6,487
Cooper Tire & Rubber	7,600	145
Core-Mark Holding *	1,800	55
Darden Restaurants	15,900	708
Deckers Outdoor *	2,300	317
DeVry	900	59
Dick’s Sporting Goods *	2,000	52
DIRECTV, Cl A *	147,991	5,004
Discovery Communications, Cl C *	12,100	356
DISH Network, Cl A	59,074	1,230
Dollar Tree *	11,100	657
DreamWorks Animation SKG, Cl A *	4,400	173
Eastman Kodak	391,600	2,267
Education Management *	15,500	339
Expedia	11,500	287
Family Dollar Stores	22,900	838
Ford Motor *	638,454	8,025
Fossil *	6,000	227
Gannett	46,000	760
Gap	87,200	2,015
Garmin	30,300	1,166
Gentex	6,900	134
H&R Block	1,900	34
Hanesbrands *	900	25
Harley-Davidson	1,200	34
Harman International Industries	2,800	131
Helen of Troy *	8,900	232
Home Depot	70,400	2,277

Description	Shares	Market Value ($ Thousands)
International Game Technology	11,500	$212
Interpublic Group *	4,600	38
J.C. Penney	89,300	2,873
Jarden	1,400	47
Johnson Controls	101,774	3,357
Jones Apparel Group	14,300	272
Kenneth Cole Productions, Cl A *	2,800	36
Kohl’s *	7,956	436
Lamar Advertising, Cl A *	400	14
Leggett & Platt	23,900	517
Lennar, Cl A	2,600	45
Liberty Global, Cl A *	22,600	659
Liberty Media—Capital, Ser A *	4,200	153
Liberty Media—Interactive, Cl A *	11,100	170
Liberty Media—Starz *	4,750	260
Limited Brands	12,000	295
LKQ *	22,800	463
Lowe’s	173,435	4,204
Macy’s	112,700	2,454
Madison Square Garden, Cl A *	4,252	92
Marriott International, Cl A	6,636	209
McDonald’s	20,942	1,397
McGraw-Hill	10,300	367
MGM Mirage *	7,300	88
NetFlix *	500	37
Newell Rubbermaid	16,600	252
News, Cl A	73,800	1,063
Nike, Cl B	69,024	5,073
Nordstrom	1,300	53
NVR *	200	145
Office Depot *	4,600	37
Omnicom Group	5,700	221
O’Reilly Automotive *	3,400	142
Oxford Industries	5,700	116
Penn National Gaming *	500	14
PetSmart	23,600	754
Phillips-Van Heusen	1,600	92
Polo Ralph Lauren	11,400	970
priceline.com *	14,200	3,621
RadioShack	31,000	702
Ross Stores	17,100	914
Royal Caribbean Cruises *	1,300	43
Scholastic	4,100	115
Scripps Networks Interactive, Cl A	6,700	297
Sears Holdings *	36,700	3,979
Service International	24,200	222
Signet Jewelers *	4,100	133
Sonic Automotive, Cl A *	2,800	31
Stanley Black & Decker	2,548	146
Staples	226,220	5,291
Starbucks	22,100	536
Starwood Hotels & Resorts Worldwide	700	33
Superior Industries International	3,200	51
Target	85,075	4,475
Tempur-Pedic International *	16,300	492
Thor Industries	9,300	281
Tiffany	3,300	157

1	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

SIMT Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)
Time Warner	284,617	$8,900
Time Warner Cable, Cl A	130,100	6,936
TJX	35,100	1,493
TRW Automotive Holdings *	27,500	786
Ulta Salon Cosmetics & Fragrance *	5,500	124
Universal Technical Institute *	4,600	105
Urban Outfitters *	7,000	266
VF	13,218	1,059
Viacom, Cl B *	73,304	2,520
Virgin Media	16,100	278
WABCO Holdings	13,800	413
Walt Disney	106,126	3,705
Whirlpool	18,200	1,588
Williams-Sonoma	3,000	79
Winnebago Industries *	4,100	60
WMS Industries *	4,900	205
Wyndham Worldwide	15,500	399
Yum! Brands	77,900	2,986

		139,497

Consumer Staples — 8.6%
Altria Group	8,407	173
Archer-Daniels-Midland	66,500	1,922
Avon Products	9,100	308
BJ’s Wholesale Club *	900	33
Bunge	23,800	1,467
Campbell Soup	900	32
Casey’s General Stores	16,100	505
Clorox	3,200	205
Coca-Cola	140,805	7,744
Coca-Cola Enterprises	48,800	1,350
Colgate-Palmolive	38,612	3,292
ConAgra Foods	90,100	2,259
Constellation Brands, Cl A *	2,200	36
Corn Products International	800	28
Costco Wholesale	26,050	1,555
CVS Caremark	89,388	3,268
Dean Foods *	62,618	982
Del Monte Foods	63,900	933
Diageo ADR	33,300	2,246
Dole Food *	23,900	283
Dr Pepper Snapple Group	22,100	777
Estee Lauder, Cl A	2,300	149
General Mills	17,700	1,253
Green Mountain Coffee Roasters *	1,900	184
Herbalife	37,400	1,725
Hershey	32,467	1,390
HJ Heinz	7,074	323
Hormel Foods	1,200	50
JM Smucker	4,600	277
Kellogg	7,175	383
Kimberly-Clark	16,184	1,018
Kraft Foods, Cl A	18,839	570
Kroger	2,321	50
Lorillard	6,606	497
Mead Johnson Nutrition, Cl A	52,200	2,716
Medifast *	17,900	450
Molson Coors Brewing, Cl B	1,700	72
NBTY *	4,800	231
PepsiCo	150,817	9,978

Description	Shares	Market Value ($ Thousands)
Philip Morris International	205,029	$10,694
Prestige Brands Holdings *	12,000	108
Procter & Gamble	264,754	16,751
Reynolds American	33,766	1,823
Safeway	65,100	1,618
Sanderson Farms	7,300	391
Sara Lee	235,442	3,280
Smithfield Foods *	6,000	124
SUPERVALU	60,345	1,007
SYSCO	197,077	5,814
Tyson Foods, Cl A	35,976	689
USANA Health Sciences *	1,600	50
Walgreen	271,986	10,088
Wal-Mart Stores	123,320	6,857
Whole Foods Market *	6,600	239

		110,247

Energy — 9.5%
Anadarko Petroleum	5,500	401
Apache	29,300	2,974
Arch Coal	1,100	25
Atwood Oceanics *	1,800	62
Baker Hughes	1,830	86
BJ Services	15,241	326
Cabot Oil & Gas	4,300	158
Cameron International *	4,676	200
Canadian Natural Resources	32,372	2,397
Chesapeake Energy	51,700	1,222
Chevron	294,864	22,359
Cimarex Energy	5,200	309
Concho Resources *	1,300	65
ConocoPhillips	303,933	15,552
Consol Energy	100	4
Continental Resources *	1,800	77
Denbury Resources *	53,473	902
Devon Energy	31,400	2,023
Diamond Offshore Drilling	8,500	755
Dresser-Rand Group *	4,200	132
El Paso	70,700	766
EOG Resources	35,900	3,337
Exxon Mobil	425,332	28,489
FMC Technologies *	2,600	168
Halliburton	92,200	2,778
Helix Energy Solutions Group *	39,500	515
Helmerich & Payne	17,300	659
Hess	10,245	641
Holly	18,300	511
Marathon Oil	121,010	3,829
Massey Energy	400	21
Murphy Oil	113,328	6,368
Nabors Industries *	300	6
National Oilwell Varco	47,034	1,909
Newfield Exploration *	2,000	104
Noble	16,100	673
Noble Energy	1,600	117
Occidental Petroleum	63,860	5,399
Oceaneering International *	1,900	121
Oil States International *	13,500	612
Patterson-UTI Energy	47,600	665
Peabody Energy	7,300	334
PetroHawk Energy *	1,000	20
Pioneer Natural Resources	800	45

2	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

SIMT Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)
Plains Exploration & Production *	900	$27
Pride International *	1,000	30
Quicksilver Resources *	800	11
Range Resources	34,930	1,637
Rowan *	31,100	905
Schlumberger	57,700	3,662
SEACOR Holdings *	200	16
Smith International	3,489	149
Southwestern Energy *	38,900	1,584
Spectra Energy	18,800	424
St. Mary Land & Exploration	1,200	42
Stone Energy *	23,600	419
Sunoco	16,700	496
Tidewater	2,200	104
Transocean *	26,800	2,315
Unit *	7,500	317
Williams	46,900	1,083
XTO Energy	22,598	1,066

		122,403

Financials — 15.6%
Affiliated Managers Group *	900	71
Aflac	124,716	6,771
Allied World Assurance Holdings	8,900	399
Allstate	126,700	4,094
American Equity Investment Life Holding	8,900	95
American Express	300,394	12,394
American Financial Group	25,500	725
American International Group *	5,600	191
AmeriCredit *	5,300	126
Ameriprise Financial	36,800	1,669
Annaly Capital Management †	102,200	1,756
Anworth Mortgage Asset †	18,300	123
Assurant	25,174	865
AvalonBay Communities †	215	19
Axis Capital Holdings	29,700	928
Bank of America	924,222	16,497
Bank of Hawaii	5,400	243
Bank of New York Mellon	117,532	3,629
BB&T	7,539	244
BlackRock	3,900	849
Boston Properties †	600	45
Brandywine Realty Trust †	41,700	509
BRE Properties, Cl A †	900	32
Brookfield Asset Management, Cl A	25,100	638
Camden Property Trust †	1,500	62
Capital One Financial	93,700	3,880
CB Richard Ellis Group, Cl A *	7,700	122
Charles Schwab	4,300	80
Chimera Investment †	448,213	1,744
Chubb	53,200	2,758
Citigroup *	1,367,348	5,538
CME Group	13,900	4,394
CNA Financial *	21,200	566
Colony Financial †	3,500	70
Comerica	23,200	882
Compass Diversified Holdings	1,800	28
Cowen Group, Cl A *	2,400	14

Description	Shares	Market Value ($ Thousands)
Credicorp	9,300	$820
Cullen/Frost Bankers	300	17
Discover Financial Services	102,598	1,529
Douglas Emmett †	2,200	34
Eaton Vance	4,700	158
Endurance Specialty Holdings	34,800	1,293
Equity Residential †	200	8
Essex Property Trust †	400	36
Everest Re Group	600	49
Federated Investors, Cl B	22,500	594
Fifth Third Bancorp	95,300	1,295
First American	3,800	129
First Citizens BancShares, Cl A	973	193
First Commonwealth Financial	15,900	107
First Community Bancshares	1,700	21
First Horizon National *	1,971	28
Flagstone Reinsurance Holdings	5,400	62
Forest City Enterprises, Cl A *	54,300	782
Franklin Resources	19,781	2,194
Fulton Financial	26,400	269
Genworth Financial, Cl A *	15,100	277
Goldman Sachs Group	65,699	11,210
Greenhill	100	8
Hanover Insurance Group	700	31
Hartford Financial Services Group	34,903	992
HCP †	3,100	102
Health Care †	800	36
Hospitality Properties Trust †	26,700	639
Host Hotels & Resorts †	5,566	82
HRPT Properties Trust †	216,700	1,686
Hudson City Bancorp	152,204	2,155
Huntington Bancshares	182,900	982
IntercontinentalExchange *	32,000	3,590
Invesco	6,400	140
Invesco Mortgage Capital †	5,500	127
Jefferies Group	7,400	175
Jones Lang LaSalle	11,000	802
JPMorgan Chase	441,126	19,740
Keycorp	10,300	80
LaBranche *	18,500	97
Lazard, Cl A	3,600	129
Legg Mason	900	26
Liberty Property Trust †	3,800	129
Lincoln National	3,000	92
Loews	14,957	558
M&T Bank	1,900	151
Macerich †	1,345	52
Mack-Cali Realty †	1,000	35
Marsh & McLennan	2,300	56
Marshall & Ilsley	14,600	118
Mercury General	16,800	734
MetLife	41,742	1,809
MFA Financial †	52,700	388
Moody’s	35,800	1,065
Morgan Stanley	87,462	2,562
MSCI, Cl A *	7,400	267
Nationwide Health Properties †	2,100	74
Nelnet, Cl A	4,100	76
New York Community Bancorp	104,256	1,724
Northern Trust	1,662	92

3	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

SIMT Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)
NYSE Euronext	150,835	$4,466
OceanFirst Financial	2,600	30
Parkway Properties †	5,800	109
PartnerRe	100	8
PHH *	17,900	422
Phoenix *	16,300	39
Piper Jaffray *	1,200	48
Plum Creek Timber †	7,568	294
PNC Financial Services Group	50,521	3,016
Presidential Life	5,700	57
Principal Financial Group	7,000	204
Progressive	8,000	153
Prosperity Bancshares	3,400	139
Protective Life	7,500	165
Prudential Financial	71,200	4,308
Public Storage †	1,300	120
Raymond James Financial	1,100	29
Rayonier †	200	9
Regions Financial	28,084	220
Reinsurance Group of America, Cl A	14,500	762
RenaissanceRe Holdings	4,200	238
Resource Capital †	53,000	358
Senior Housing Properties Trust †	32,300	715
Simon Property Group †	1,663	140
SL Green Realty †	1,400	80
SLM *	57,300	718
St. Joe *	1,300	42
StanCorp Financial Group	1,300	62
State Street	72,900	3,291
Stewart Information Services	7,300	101
SunTrust Banks	5,900	158
Susquehanna Bancshares	5,300	52
SWS Group	9,100	105
T. Rowe Price Group	59,913	3,291
Taubman Centers †	20,800	830
TD Ameritrade Holding *	5,600	107
Torchmark	34,471	1,845
Transatlantic Holdings	2,200	116
Travelers	85,652	4,620
Trustco Bank NY	28,300	175
UDR †	8,100	143
United America Indemnity, Cl A *	3,000	29
Unitrin	4,800	135
Unum Group	84,800	2,100
US Bancorp	268,459	6,948
Ventas †	2,100	100
Vornado Realty Trust †	700	53
Waddell & Reed Financial, Cl A	22,100	797
Washington Federal	1,300	26
Webster Financial	3,700	65
Weingarten Realty Investors †	25,800	556
Wells Fargo	658,423	20,490
WesBanco	3,300	54
White Mountains Insurance Group	500	177
XL Capital, Cl A	58,200	1,100
Zions Bancorporation	11,100	242

		200,413

Description	Shares	Market Value ($ Thousands)

Health Care — 13.4%
Abbott Laboratories	73,690	$3,882
Aetna	203,086	7,130
Alexion Pharmaceuticals *	600	33
Allergan	165,465	10,808
Allscripts Healthcare Solutions *	29,000	567
AmerisourceBergen	148,684	4,300
Amgen *	212,690	12,710
Amylin Pharmaceuticals *	3,400	76
Baxter International	36,459	2,122
Beckman Coulter	3,200	201
Becton Dickinson	28,940	2,279
Biogen Idec *	51,862	2,975
Bio-Rad Laboratories, Cl A *	300	31
Boston Scientific *	23,600	170
Bristol-Myers Squibb	178,667	4,770
Bruker BioSciences *	12,000	176
C.R. Bard	1,200	104
Cardinal Health	157,039	5,658
CareFusion *	1,600	42
Celgene *	2,406	149
Cerner *	3,100	264
Charles River Laboratories International *	6,700	263
Cigna	11,391	417
Community Health Systems *	2,800	103
Cooper	1,400	54
Covance *	3,700	227
Coventry Health Care *	12,500	309
Covidien	43,639	2,194
DaVita *	700	44
Dendreon *	6,900	252
Dentsply International	800	28
Edwards Lifesciences *	1,400	138
Eli Lilly	96,789	3,506
Express Scripts *	2,200	224
Forest Laboratories *	74,700	2,343
Genzyme *	84,700	4,390
Gilead Sciences *	110,200	5,012
Health Management Associates, Cl A *	7,300	63
Health Net *	33,800	841
Henry Schein *	1,900	112
Hill-Rom Holdings	5,200	142
Hologic *	1,400	26
Hospira *	5,600	317
Humana *	13,400	627
Idexx Laboratories *	9,500	547
Intuitive Surgical *	4,200	1,462
Inverness Medical Innovations *	3,700	144
Johnson & Johnson	238,413	15,545
Kinetic Concepts *	3,900	187
King Pharmaceuticals *	58,600	689
Laboratory Corp of America Holdings *	5,145	390
Life Technologies *	10,300	538
LifePoint Hospitals *	900	33
Lincare Holdings *	1,000	45
McKesson	91,297	6,000
Medco Health Solutions *	84,828	5,476
Mednax *	4,600	268

4	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

SIMT Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)
Medtronic	131,492	$5,921
Merck	129,004	4,818
Mettler Toledo International *	5,700	623
Millipore *	1,379	146
Mylan Laboratories *	50,700	1,151
Novo Nordisk ADR	45,100	3,478
OSI Pharmaceuticals *	815	48
Par Pharmaceutical *	10,800	268
Patterson	5,000	155
PerkinElmer	6,700	160
Perrigo	4,300	252
Pfizer	813,215	13,947
Quest Diagnostics	15,200	886
ResMed *	100	6
St. Jude Medical *	34,102	1,400
Stryker	56,100	3,210
Tenet Healthcare *	37,900	217
Teva Pharmaceutical Industries ADR	26,770	1,689
Thermo Fisher Scientific *	24,700	1,271
United Therapeutics *	2,400	133
UnitedHealth Group	350,100	11,438
Universal Health Services, Cl B	9,000	316
Valeant Pharmaceuticals International *	19,900	854
Varian Medical Systems *	500	28
Vertex Pharmaceuticals *	1,400	57
Waters *	2,300	155
Watson Pharmaceuticals *	3,000	125
WellPoint *	92,301	5,942
Zimmer Holdings *	25,300	1,498

		171,595

Industrials — 9.0%
3M	49,345	4,124
Aecom Technology *	1,400	40
AGCO *	800	29
Alexander & Baldwin	2,900	96
Alliant Techsystems *	8,900	723
Avery Dennison	3,800	138
BE Aerospace *	1,200	36
Boeing	29,309	2,128
Bucyrus International, Cl A	400	26
C.H. Robinson Worldwide	1,183	66
Canadian National Railway	12,400	751
Carlisle	20,200	770
Caterpillar	6,200	390
Cintas	200	5
Con-way	3,400	120
Copa Holdings, Cl A	2,400	146
Corrections Corp of America *	12,300	244
Crane	14,700	522
CSX	11,542	588
Cummins	44,387	2,750
Danaher	21,175	1,692
Deere	2,400	143
Delta Air Lines *	74,585	1,088
Dollar Thrifty Automotive Group *	5,700	183
Dover	24,000	1,122
Dun & Bradstreet	174	13
DynCorp International, Cl A *	7,900	91

Description	Shares	Market Value ($ Thousands)
Eaton	10,200	$773
EMCOR Group *	23,800	586
Emerson Electric	36,630	1,844
Ennis	8,100	132
Expeditors International of Washington	116,500	4,301
FedEx	22,000	2,055
Flowserve	1,400	154
Fluor	89,500	4,163
Gardner Denver	23,600	1,039
General Dynamics	71,339	5,507
General Electric	837,444	15,242
Goodrich	30,800	2,172
Graco	1,000	32
Harsco	5,400	172
Hertz Global Holdings *	200	2
Honeywell International	26,721	1,210
Hubbell, Cl B	34,739	1,752
IDEX	7,200	238
Illinois Tool Works	60,017	2,842
ITT	19,018	1,020
JB Hunt Transport Services	1,000	36
Joy Global	18,726	1,060
Kansas City Southern *	2,600	94
KBR	64,600	1,431
Kirby *	1,900	72
L-3 Communications Holdings	27,400	2,511
Lennox International	2,900	129
Lockheed Martin	67,761	5,639
Manpower	8,100	463
Masco	1,600	25
Monster Worldwide *	6,000	100
Mueller Industries	1,300	35
NACCO Industries, Cl A	1,100	82
Norfolk Southern	900	50
Northrop Grumman	79,380	5,205
Oshkosh Truck	23,400	944
Owens Corning *	14,200	361
Parker Hannifin	40,895	2,648
Precision Castparts	2,580	327
Quanta Services *	94,500	1,811
Raytheon	90,071	5,145
Republic Services	29,240	848
Rockwell Automation	16,600	935
Rockwell Collins	34,400	2,153
RR Donnelley & Sons	65,800	1,405
Ryder System	800	31
Schawk, Cl A	3,300	60
Shaw Group *	900	31
Southwest Airlines	5,800	77
Spirit Aerosystems Holdings, Cl A *	5,600	131
SPX	10,900	723
Taser International *	3,900	23
Teleflex	600	38
Textron	4,200	89
Thomas & Betts *	15,000	589
Timken	900	27
Toro	5,600	275
Towers Watson, Cl A	6,900	328
Tyco International	36,300	1,388
Union Pacific	17,778	1,303

5	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

SIMT Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)
United Parcel Service, Cl B	46,179	$2,974
United Technologies	111,530	8,210
URS *	300	15
Valmont Industries	500	41
Verisk Analytics, Cl A *	1,400	39
Waste Management	29,675	1,022
WESCO International *	1,300	45
WW Grainger	10,100	1,092

		115,320

Information Technology — 20.4%
Accenture, Cl A	12,700	533
Activision Blizzard	6,000	72
Adobe Systems *	128,420	4,542
Advanced Micro Devices *	9,700	90
Agilent Technologies *	9,500	327
Alliance Data Systems *	1,100	70
Altera	3,700	90
Amdocs *	41,900	1,262
Amphenol, Cl A	1,900	80
Analog Devices	8,300	239
Ansys *	2,300	99
AOL *	741	19
Apple *	92,628	21,761
Applied Materials	4,400	59
Arrow Electronics *	4,000	120
Autodesk *	61,300	1,803
Automatic Data Processing	1,201	53
Avnet *	40,900	1,227
AVX	2,900	41
BMC Software *	17,100	650
Brightpoint *	10,900	82
Broadcom, Cl A	27,700	919
Broadridge Financial Solutions	14,200	303
Brocade Communications Systems *	9,000	51
CA	129,400	3,037
Cadence Design Systems *	9,900	66
Cirrus Logic *	8,600	72
Cisco Systems *	607,217	15,806
Citrix Systems *	48,265	2,291
Cognizant Technology Solutions, Cl A *	10,600	540
CommScope *	1,100	31
Computer Sciences *	52,867	2,881
Corning	118,400	2,393
Cree *	2,900	204
Cypress Semiconductor *	2,400	28
Dell *	280,558	4,211
Diebold	2,400	76
Dolby Laboratories, Cl A *	300	18
DST Systems	5,500	228
eBay *	252,400	6,802
EMC *	419,450	7,567
Equinix *	800	78
F5 Networks *	5,600	344
Factset Research Systems	2,900	213
Fairchild Semiconductor International *	4,600	49
Fidelity National Information Services	21,231	498
Fiserv *	5,700	289

Description	Shares	Market Value ($ Thousands)
Flextronics International *	94,200	$738
Flir Systems *	1,300	37
Global Payments	3,000	137
Google, Cl A *	30,566	17,331
Harris	28,800	1,368
Hewlett-Packard	260,464	13,844
IAC *	8,300	189
Ingram Micro, Cl A *	81,631	1,433
Intel	511,401	11,384
International Business Machines	156,515	20,073
Intersil, Cl A	17,200	254
Intuit *	127,200	4,368
Iron Mountain	500	14
Jabil Circuit	148,110	2,398
Juniper Networks *	5,000	153
Kla-Tencor	11,100	343
Lam Research *	10,400	388
Lender Processing Services	6,000	226
Lexmark International, Cl A *	2,000	72
Linear Technology	6,200	175
Loral Space & Communications *	1,200	42
LSI Logic *	5,900	36
Marvell Technology Group *	57,500	1,172
Mastercard, Cl A	15,400	3,911
Maxim Integrated Products	7,800	151
McAfee *	12,500	502
Microchip Technology	10,000	282
Micron Technology *	348,037	3,616
Micros Systems *	6,400	210
Microsoft	894,315	26,177
Molex	3,400	71
Motorola *	55,700	391
National Instruments	1,000	33
National Semiconductor	18,400	266
NetApp *	13,700	446
NeuStar, Cl A *	2,300	58
Nokia ADR	161,500	2,510
Novellus Systems *	9,200	230
Nuance Communications *	88,400	1,471
Nvidia *	1,600	28
ON Semiconductor *	400	3
Oplink Communications *	900	17
Oracle	126,669	3,254
Paychex	71,100	2,183
PMC—Sierra *	35,600	317
Power Integrations	1,200	49
QLogic *	1,800	37
Qualcomm	293,800	12,337
Quest Software *	25,100	447
Rackspace Hosting *	106,300	1,991
Rambus *	5,200	114
Red Hat *	57,500	1,683
Rovi *	8,300	308
SAIC *	35,700	632
Salesforce.com *	2,900	216
Seagate Technology	133,712	2,442
Silicon Laboratories *	3,000	143
Sybase *	1,200	56
Symantec *	239,656	4,055
Synopsys *	2,900	65

6	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

SIMT Large Cap Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)
Tech Data *	21,000	$880
Tellabs	19,300	146
Teradata *	112,200	3,241
Teradyne *	700	8
Texas Instruments	344,021	8,418
Total System Services	15,500	243
Trimble Navigation *	1,700	49
Tyco Electronics	20,400	561
Varian Semiconductor Equipment Associates *	900	30
VeriSign *	143,900	3,743
Visa, Cl A	97,175	8,846
Vishay Intertechnology *	22,800	233
VMware, Cl A *	1,300	69
WebMD Health, Cl A *	4,599	213
Western Digital *	47,500	1,852
Western Union	37,600	638
Xerox	92,918	906
Xilinx	8,000	204
Yahoo! *	151,600	2,506
Zebra Technologies, Cl A *	5,200	154

		262,031

Materials — 3.3%
Air Products & Chemicals	7,200	532
Airgas	1,152	73
Albemarle	3,600	153
Alcoa	74,200	1,057
Alpha Natural Resources *	592	30
Ashland	17,600	929
Ball	15,200	811
Bemis	22,900	658
Boise *	12,900	79
Cabot	1,200	36
Celanese, Ser A	22,500	717
CF Industries Holdings	1,349	123
Compass Minerals International	400	32
Crown Holdings *	8,900	240
Cytec Industries	1,100	51
Dow Chemical	2,800	83
E.I. Du Pont de Nemours	117,030	4,358
Eagle Materials	900	24
Eastman Chemical	16,800	1,070
Ecolab	300	13
FMC	200	12
Freeport-McMoRan Copper & Gold, Cl B	51,785	4,326
Greif, Cl A	2,600	143
Huntsman	237,161	2,858
International Flavors & Fragrances	600	29
International Paper	28,400	699
Lubrizol	25,500	2,339
MeadWestvaco	10,500	268
Monsanto	42,112	3,008
Nalco Holding	97,800	2,379
Newmont Mining	41,442	2,111
Nucor	33,000	1,497
Owens-Illinois *	5,100	181
Packaging Corp of America	1,300	32
Pactiv *	4,300	108
PPG Industries	5,200	340

Description	Shares	Market Value ($ Thousands)
Praxair	30,115	$2,500
Reliance Steel & Aluminum	12,500	615
Rock-Tenn, Cl A	17,200	784
RPM International	10,300	220
Scotts Miracle-Gro, Cl A	900	42
Sealed Air	11,000	232
Sigma-Aldrich	700	38
Solutia *	2,600	42
Sonoco Products	17,300	533
Southern Copper	52,600	1,666
Spartech *	9,900	116
Stepan	1,300	73
Syngenta ADR	48,300	2,681
Temple-Inland	5,200	106
Terra Industries	3,613	165
Valspar	6,700	197
Walter Energy	2,200	203
WR Grace *	3,900	108

		41,720

Telecommunication Services — 2.8%
AT&T	721,388	18,641
BCE	22,700	666
CenturyTel	12,701	450
Crown Castle International *	111,200	4,251
NII Holdings *	18,000	750
Qwest Communications International	3,700	19
SBA Communications, Cl A *	1,900	68
Sprint Nextel *	494,640	1,880
Telephone & Data Systems	21,200	718
tw telecom, Cl A *	800	15
Verizon Communications	275,645	8,550

		36,008

Utilities — 3.3%
AES *	644,000	7,084
Allegheny Energy	4,500	104
Alliant Energy	12,600	419
Ameren	24,100	629
American Electric Power	40,500	1,384
American Water Works	4,700	102
Aqua America	13,200	232
Atmos Energy	22,000	629
Calpine *	14,000	166
CMS Energy	9,900	153
Constellation Energy Group	8,500	298
Dominion Resources	40,300	1,657
DPL	35,597	968
DTE Energy	33,496	1,494
Edison International	85,700	2,928
Energen	30,286	1,409
Entergy	13,900	1,131
Equities	10,300	422
Exelon	56,699	2,484
FirstEnergy	34,594	1,352
FPL Group	38,500	1,861
Great Plains Energy	2,000	37
Hawaiian Electric Industries	1,400	31
Integrys Energy Group	19,534	926
Mirant *	72,300	785
National Fuel Gas	5,500	278
NiSource	52,200	825

7	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

SIMT Large Cap Fund

March 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
NorthWestern	1,500	$40
NRG Energy *	6,100	128
NSTAR	47,767	1,692
NV Energy	77,500	956
OGE Energy	16,700	650
Oneok	2,200	100
PG&E	23,436	994
Pinnacle West Capital	2,700	102
PPL	21,540	597
Public Service Enterprise Group	95,302	2,813
Questar	1,800	78
Sempra Energy	37,192	1,856
Southern Union	60,100	1,525
TECO Energy	4,800	76
Xcel Energy	39,871	845

		42,240

Total Common Stock (Cost $1,126,433) ($ Thousands)		1,241,474

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**††	36,024,392	36,024

Total Cash Equivalent (Cost $36,024) ($ Thousands)		36,024

U.S. TREASURY OBLIGATIONS (A) (B) — 0.3%
U.S. Treasury Bills
0.326%, 02/10/11	$400	399
0.130%, 06/03/10	3,736	3,735
U.S. Cash Management Bills
0.000%, 06/10/10	117	117

Total U.S. Treasury Obligations (Cost $4,251) ($ Thousands)		4,251

Total Investments — 99.9% (Cost $1,166,708) ($ Thousands)		$1,281,749

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	63	Jun-2010	$58
S&P 500 Composite Index	89	Jun-2010	418
S&P Mid 400 Index E-MINI	43	Jun-2010	41

			$517

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,283,092 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the rate effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

8	SEI Asset Allocation Trust / Annual Report / March 31, 2010

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ ROBERT A. NESHER
Robert A. Nesher President and Chief Executive Officer

Date: June 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ ROBERT A. NESHER
Robert A. Nesher President and Chief Executive Officer

Date: June 7, 2010

By	/s/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: June 7, 2010